UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

Equity Series, Inc.	September 30, 2008

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 97.1%		
CONSUMER DISCRETIONARY 15.9%		
Automobiles 0.9%		
Ford Motor (1)	619,400	3,221
Harley-Davidson	271,500	10,127
		13,348
Distributors 0.6%		
Genuine Parts	223,250	8,977
		8,977
Diversified Consumer Services 0.8%		
H&R Block	566,100	12,879
		12,879
Hotels, Restaurants & Leisure 0.8%		
MGM Mirage (1)	420,500	11,984
		11,984
Household Durables 3.8%		
Black & Decker	84,900	5,158
D. R. Horton	487,500	6,347
Fortune Brands	293,800	16,852
Harman International	146,900	5,005
Newell Rubbermaid	606,100	10,461
Whirlpool	176,700	14,011
		57,834
Leisure Equipment & Products 1.2%		
Eastman Kodak	546,100	8,399
Mattel	521,900	9,415
		17,814

Media 5.2%		
Cablevision, Class A	292,300	7,354
CBS, Class B	509,500	7,429
Disney	502,000	15,406
Gannett	468,300	7,919
McGraw-Hill	467,100	14,765
New York Times, Class A	635,500	9,081
Time Warner	1,274,600	16,710
WPP Group (GBP)	251,600	2,042
		80,706
Multiline Retail 0.2%		
Macy's	209,900	3,774
		3,774
Specialty Retail 2.4%		
Bed Bath & Beyond (1)	501,100	15,740
Home Depot	819,700	21,222
		36,962
Total Consumer Discretionary		244,278
CONSUMER STAPLES 6.1%		
Food & Staples Retailing 0.2%		
Whole Foods Market	168,100	3,367
		3,367
Food Products 3.9%		
General Mills	230,500	15,840
Hershey Foods	611,500	24,179
Kraft Foods, Class A	384,400	12,589
McCormick	179,600	6,905
		59,513

Household Products 2.0%		
Colgate-Palmolive	83,800	6,314
Kimberly-Clark	176,700	11,457
Procter & Gamble	188,700	13,151
		30,922
Total Consumer Staples		93,802
ENERGY 11.2%		
Energy Equipment & Services 0.8%		
BJ Services	335,000	6,408
Schlumberger	75,400	5,888
		12,296
Oil, Gas & Consumable Fuels 10.4%		
Anadarko Petroleum	252,300	12,239
BP, ADR	251,796	12,633
Chevron	488,152	40,263
ExxonMobil	499,022	38,754
Murphy Oil	210,200	13,482
Royal Dutch Shell, ADR, Class A	420,600	24,820
Spectra Energy	323,250	7,693
Sunoco	270,100	9,610
		159,494
Total Energy		171,790
FINANCIALS 23.5%		
Capital Markets 4.3%		
Bank of New York Mellon	533,800	17,391
Goldman Sachs	50,300	6,438
Legg Mason	272,600	10,375
Merrill Lynch, Acquisition Date: 1/18/08 Acquisition Cost $8,400 (2)	303,422	7,293

Merrill Lynch	558,100	14,120
Och-Ziff Capital Management	252,100	2,947
UBS (CHF) (1)	419,500	7,252
		65,816
Commercial Banks 6.5%		
Allied Irish Banks (EUR)	691,700	5,952
Fifth Third Bancorp	627,200	7,464
KeyCorp	564,200	6,737
National City	1,276,800	2,234
Royal Bank of Scotland (GBP)	577,486	1,913
SunTrust	420,500	18,918
U.S. Bancorp	710,400	25,589
Wells Fargo	840,420	31,541
		100,348
Consumer Finance 2.5%		
American Express	377,200	13,364
Capital One Financial	293,800	14,984
SLM Corporation (1)	776,000	9,576
		37,924
Diversified Financial Services 5.7%		
Bank of America	608,898	21,311
Citigroup	488,664	10,023
JPMorgan Chase	1,194,341	55,776
		87,110
Insurance 4.4%		
American International Group	419,100	1,395
Chubb	138,500	7,604
Hartford Financial Services	21,000	861
Lincoln National	318,147	13,620
Marsh & McLennan	881,300	27,990
Progressive	420,700	7,320

The Travelers Companies	208,446	9,422
		68,212
Thrifts & Mortgage Finance 0.1%		
Fannie Mae	663,700	1,015
		1,015
Total Financials		360,425
HEALTH CARE 8.7%		
Biotechnology 1.3%		
Amgen (1)	335,600	19,891
		19,891
Health Care Providers & Services 0.5%		
WellPoint (1)	147,100	6,880
		6,880
Pharmaceuticals 6.9%		
Abbott Laboratories	167,800	9,662
Bristol-Myers Squibb	523,700	10,919
Eli Lilly	480,800	21,170
Johnson & Johnson	251,400	17,417
Merck	502,900	15,872
Pfizer	919,600	16,957
Wyeth	381,300	14,085
		106,082
Total Health Care		132,853
INDUSTRIALS & BUSINESS SERVICES 10.4%		
Aerospace & Defense 1.3%		
Boeing	146,700	8,413

INFORMATION TECHNOLOGY 6.4%		
Communications Equipment 0.6%		
Alcatel-Lucent, ADR (1)	1,168,500	4,487
Motorola	803,600	5,738
		10,225
Computers & Peripherals 0.7%		
Dell (1)	629,000	10,366
		10,366
Electronic Equipment, Instruments & Components 0.2%		
Tyco Electronics	112,200	3,103
		3,103
Internet Software & Services 1.2%		
eBay (1)	356,400	7,976
Yahoo! (1)	588,300	10,178
		18,154
IT Services 0.6%		
Computer Sciences (1)	251,800	10,120
		10,120
Semiconductor & Semiconductor Equipment 1.6%		
Analog Devices	430,900	11,354
Applied Materials	318,600	4,821
Intel	427,600	8,009
		24,184
Software 1.5%		
Microsoft	849,100	22,662
		22,662
Total Information Technology		98,814

MATERIALS 5.9%		
Chemicals 1.9%		
DuPont	383,800	15,467
International Flavors & Fragrances	339,300	13,389
		28,856
Construction Materials 0.9%		
Vulcan Materials	188,000	14,006
		14,006
Metals & Mining 1.1%		
Alcoa	419,100	9,463
Nucor	188,700	7,454
		16,917
Paper & Forest Products 2.0%		
International Paper	836,153	21,891
MeadWestvaco	382,900	8,925
		30,816
Total Materials		90,595
TELECOMMUNICATION SERVICES 3.6%		
Diversified Telecommunication Services 3.2%		
AT&T	1,005,336	28,069
Qwest Communications International	1,957,100	6,322
Verizon Communications	424,742	13,630
		48,021
Wireless Telecommunication Services 0.4%		
Sprint Nextel	1,040,200	6,345
		6,345
Total Telecommunication Services		54,366

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2008:

Following is a reconciliation of the fund’s Level 3 investments for the period ended September 30, 2008:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments for federal income tax purposes was $1,752,977,000. Net unrealized loss aggregated $216,833,000 at period-end, of which $154,636,000 related to appreciated investments and $371,469,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 97.7%		
CONSUMER DISCRETIONARY 7.5%		
Hotels, Restaurants & Leisure 1.0%		
MGM Mirage (1)	26,145	745
		745
Internet & Catalog Retail 2.5%		
Amazon.com (1)	10,200	742
Expedia (1)	34,000	514
priceline.com (1)	9,200	629
		1,885
Media 0.9%		
Omnicom	18,000	694
		694
Specialty Retail 3.1%		
Bed Bath & Beyond (1)	24,500	770
GameStop (1)	43,700	1,495
		2,265
Total Consumer Discretionary		5,589
CONSUMER STAPLES 1.9%		
Food & Staples Retailing 1.9%		
Costco Wholesale	6,300	409
Whole Foods Market	51,300	1,028
Total Consumer Staples		1,437
ENERGY 6.6%		
Energy Equipment & Services 4.0%		
BJ Services	25,700	492
Schlumberger	10,200	796

Smith International	28,600	1,677
		2,965
Oil, Gas & Consumable Fuels 2.6%		
EOG Resources	12,800	1,145
Newfield Exploration (1)	25,100	803
		1,948
Total Energy		4,913
FINANCIALS 6.0%		
Capital Markets 1.9%		
Goldman Sachs	10,800	1,383
		1,383
Diversified Financial Services 2.1%		
CME Group	3,100	1,152
IntercontinentalExchange (1)	5,200	419
		1,571
Insurance 2.0%		
Assurant	26,600	1,463
		1,463
Total Financials		4,417
HEALTH CARE 20.9%		
Biotechnology 3.4%		
Amgen (1)	6,600	391
Genentech (1)	8,200	727
Gilead Sciences (1)	23,800	1,085
Vertex Pharmaceuticals (1)	8,900	296
		2,499

Health Care Equipment & Supplies 5.2%		
Dentsply International	41,100	1,543
Intuitive Surgical (1)	700	168
St. Jude Medical (1)	26,900	1,170
Stryker	16,100	1,003
		3,884
Health Care Providers & Services 6.6%		
Aetna	15,300	552
CIGNA	27,600	938
Henry Schein (1)	28,700	1,545
Laboratory Corporation of America (1)	3,500	243
Medco (1)	35,900	1,616
		4,894
Life Sciences Tools & Services 3.5%		
Charles River Laboratories International (1)	18,000	999
Covance (1)	10,300	911
Millipore (1)	10,200	702
		2,612
Pharmaceuticals 2.2%		
Allergan	9,100	469
Elan, ADR (1)	17,700	189
Wyeth	27,400	1,012
		1,670
Total Health Care		15,559
INDUSTRIALS & BUSINESS SERVICES 15.0%		
Aerospace & Defense 4.2%		
Boeing	6,700	384
General Dynamics	6,140	452
Goodrich	26,600	1,106

Trading Companies & Distributors 0.4%		
Fastenal	6,200	306
		306
Total Industrials & Business Services		11,132
INFORMATION TECHNOLOGY 34.3%		
Communications Equipment 5.3%		
Cisco Systems (1)	53,750	1,213
Corning	46,200	722
Juniper Networks (1)	10,300	217
Nokia, ADR	25,800	481
QUALCOMM	17,400	748
Research In Motion (1)	7,700	526
		3,907
Computers & Peripherals 3.1%		
Apple (1)	11,300	1,284
Dell (1)	40,800	673
NetApp (1)	21,100	385
		2,342
Internet Software & Services 4.5%		
eBay (1)	51,400	1,150
Google, Class A (1)	5,400	2,163
		3,313
IT Services 8.8%		
Affiliated Computer Services, Class A (1)	11,800	598
Automatic Data Processing	20,700	885
Fidelity National Information	30,000	554
Fiserv (1)	12,900	610
Global Payments	29,100	1,305
Iron Mountain (1)	47,450	1,158

MasterCard, Class A	1,000	177
Western Union	52,200	1,288
		6,575
Semiconductor & Semiconductor Equipment 2.6%		
Altera	49,100	1,015
MEMC Electronic Materials (1)	10,000	283
Microchip Technology	20,700	609
		1,907
Software 10.0%		
Adobe Systems (1)	25,500	1,006
Amdocs (1)	45,100	1,235
Electronic Arts (1)	25,600	947
McAfee (1)	10,000	340
Microsoft	41,000	1,094
Nintendo (JPY)	500	208
Oracle (1)	43,600	885
Parametric Technology (1)	44,000	810
Salesforce.com (1)	16,400	794
VMware, Class A (1)	3,600	96
		7,415
Total Information Technology		25,459
MATERIALS 3.0%		
Chemicals 1.5%		
Monsanto	3,100	307
Potash Corporation of Saskatchewan	3,600	475
Praxair	5,100	366
		1,148
Metals & Mining 1.5%		
Agnico-Eagle Mines	10,100	556
Cleveland-Cliffs	4,400	233

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Portfolio
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
On January 1, 2008 the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2008:

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments for federal income tax purposes was $77,306,000. Net unrealized loss aggregated $2,984,000 at period-end, of which $6,427,000 related to appreciated investments and $9,411,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 63.0%		
CONSUMER DISCRETIONARY 8.6%		
Auto Components 0.1%		
Aisin Seiki (JPY)	1,800	44
Autoliv, GDR (SEK)	1,600	54
GKN (GBP)	19,473	68
Koito Manufacturing (JPY)	3,800	36
Strattec Security	300	8
TRW (1)	1,800	29
		239
Automobiles 0.6%		
BMW (EUR)	7,344	286
GM	6,000	57
Harley-Davidson	10,450	390
Honda (JPY)	1,800	53
Toyota Motor (JPY)	3,900	166
		952
Distributors 0.1%		
Jardine Cycle & Carriage (SGD)	5,000	55
Pacific Brands (AUD)	26,084	40
		95
Diversified Consumer Services 0.4%		
Benesse (JPY)	2,000	82
Corinthian Colleges (1)	3,800	57
H&R Block	20,250	461
Matthews International, Class A	800	40
		640
Hotels, Restaurants & Leisure 1.2%		
BJ's Restaurants (1)	1,000	12
Brinker	1,400	25
International Game Technology	17,600	302
Las Vegas Sands (1)	4,900	177

Marriott, Class A	8,500	222
McDonald's	5,800	358
MGM Mirage (1)	13,916	397
Mitchells & Butlers (GBP)	9,890	39
Panera Bread, Class A (1)	700	36
PF Chang's China Bistro (1)	500	12
Red Robin Gourmet Burgers (1)	1,000	27
Sonic (1)	2,305	33
The Cheesecake Factory (1)	1,700	25
Yum! Brands	8,100	264
		1,929
Household Durables 0.7%		
American Greetings, Class A	1,300	20
Fortune Brands	7,075	406
Leggett & Platt	1,100	24
Makita (JPY)	1,100	22
Meritage (1)	1,400	35
Newell Rubbermaid	21,650	374
Sony (JPY)	2,400	74
Sony, ADR	6,600	204
Standard Pacific (1)	1,500	7
Tempur-Pedic	400	5
		1,171
Internet & Catalog Retail 0.9%		
Amazon.com (1)	15,300	1,113
Brown Group (GBP)	13,163	52
Expedia (1)	8,300	126
Liberty Media Interactive, Class A (1)	11,150	144
		1,435
Leisure Equipment & Products 0.1%		
Brunswick	1,100	14
Nikon (JPY) (2)	2,000	48

Polaris Industries	200	9
Pool	1,137	26
		97
Media 2.5%		
Aegis Group (GBP)	22,405	37
Ascent Media, Series A (1)	965	24
Cablevision, Class A	20,000	503
CBS, Class B	4,650	68
Comcast, Class A	9,800	192
Discovery Communications, Series A (1)	18,850	269
Discovery Communications, Series C (1)	16,700	236
DISH Network (1)	11,600	244
Entercom Communications	400	2
Informa (GBP)	5,249	29
Jupiter Telecommunications (JPY)	146	105
Liberty Entertainment, Class A (1)	15,000	375
Liberty Media Capital, Class A (1)	5,750	77
McGraw-Hill	11,900	376
Meredith	1,000	28
New York Times, Class A	9,300	133
Omnicom	6,400	247
SanomaWSoy (EUR) (2)	4,563	86
Scholastic	1,400	36
Shaw Communications, Class B	3,700	75
Television Broadcasts (HKD)	10,000	42
Time Warner	44,450	583
Time Warner Cable, Class A (1)	8,550	207
Viacom, Class B (1)	3,050	76
WPP Group (GBP)	8,376	68
		4,118
Multiline Retail 0.6%		
Big Lots (1)	200	6

CONSUMER STAPLES 3.8%

Beverages 0.9%		
Anheuser-Busch	2,750	179
Coca-Cola	5,025	266
Coca-Cola Enterprises	6,150	103
Coca-Cola West Holdings (JPY) (2)	3,100	70
Compania Cervecerias Unidas, ADR	1,900	61
Heineken (EUR)	900	36
Kirin (JPY)	6,000	79
Lion Nathan (AUD)	13,639	101
PepsiCo	4,850	346
Pernod-Ricard (EUR) (2)	2,198	193
		1,434
Food & Staples Retailing 1.3%		
Costco Wholesale	3,700	240
CVS Caremark	14,525	489
Sysco	900	28
Tesco (GBP)	38,861	270
The Pantry (1)	1,300	27
Wal-Mart	18,950	1,135
		2,189
Food Products 1.0%		
American Italian Pasta, Class A (1)	9	—
Dairy Crest (GBP)	10,272	74
Goodman Fielder (AUD)	41,500	47
Hershey Foods	7,200	285
Kraft Foods, Class A	5,600	183
Nestle (CHF) (2)	12,401	536
Sara Lee	28,750	363
Seneca Foods, Class A (1)	100	2
Seneca Foods, Class B (1)	100	2

Unilever (GBP)	6,419	174
		1,666
Household Products 0.2%		
Kimberly-Clark	4,025	261
Procter & Gamble	1,087	76
		337
Personal Products 0.3%		
Alberto Culver	1,800	49
Avon	6,000	250
Kobayashi Pharmaceutical (JPY)	1,500	45
L'Oreal (EUR)	1,765	174
		518
Tobacco 0.1%		
Altria	1,500	30
Philip Morris International	1,500	72
		102
Total Consumer Staples		6,246
ENERGY 6.6%		
Energy Equipment & Services 2.7%		
Baker Hughes	10,675	646
BJ Services	21,650	414
China Oilfield Services (HKD)	54,000	50
Complete Production Services (1)	1,700	34
FMC Technologies (1)	1,400	65
Fugro (EUR)	1,373	81
ION Geophysical (1)	1,800	26
Key Energy Services (1)	300	4
Modec (JPY) (2)	1,800	43
Saipem (EUR)	4,677	138
Schlumberger	22,825	1,782

Seacor (1)	1,100	87
Smith International	15,600	915
Subsea 7 (NOK) (1)(2)	4,600	62
Union Drilling (1)	600	6
		4,353
Oil, Gas & Consumable Fuels 3.9%		
Bill Barrett (1)	1,800	58
BP (GBP)	9,881	82
BP, ADR	3,100	155
Chevron	2,600	214
Concho Resources (1)	1,500	41
ConocoPhillips	2,850	209
CONSOL Energy	2,500	115
EOG Resources	4,600	411
ExxonMobil	14,225	1,105
Forest Oil (1)	1,000	50
Foundation Coal	500	18
Geomet (1)	2,400	13
Holly	400	12
International Coal (1)	3,300	21
Mariner Energy (1)	2,033	42
Murphy Oil	7,775	499
Petroleo Brasileiro, ADR	5,400	202
Premier Oil (GBP) (1)	2,200	38
Royal Dutch Shell, B Shares (GBP)	5,557	158
Royal Dutch Shell, B Shares, ADR	3,900	223
Royal Dutch Shell, Class A, ADR	7,900	466
Spectra Energy	13,250	315
StatoilHydro (NOK)	27,200	648
Sunoco	12,250	436
Total (EUR) (2)	4,090	247
Total, ADR	10,500	637
Walter Industries	100	5

Westmoreland Coal (1)	900	14
		6,434
Total Energy		10,787

FINANCIALS 10.2%

Capital Markets 3.8%

Affiliated Managers Group (1)	500	41
Ameriprise Financial	23,120	883
Bank of New York Mellon	10,450	341
Blackrock	900	175
Charles Schwab	10,250	267
Close Brothers (GBP)	3,418	34
Cohen & Steers	400	11
Credit Suisse, ADR	1,100	53
Franklin Resources	8,000	705
Goldman Sachs	5,525	707
Intermediate Capital (GBP)	4,113	89
Julius Baer (CHF)	2,059	101
Lazard	8,500	364
Macquarie (AUD)	1,737	54
Merrill Lynch, Acquisition Date: 1/18/08 Acquisition Cost $300 (3)	10,836	261
Merrill Lynch	9,600	243
Morgan Stanley	14,550	335
Northern Trust	6,300	455
Penson Worldwide (1)	1,300	18
Piper Jaffray (1)	900	39
Pzena Investment Management	300	3
State Street	18,000	1,024
Waddell & Reed Financial, Class A	300	7
		6,210

Commercial Banks 2.1%

Allied Irish Banks (EUR)	12,258	106
Australia & New Zealand Banking (AUD)	7,351	114
Banco Pololare SpA (EUR)	4,435	69
Banco Santander (EUR)	13,786	206
Barclays, ADR	1,300	32
BNP Paribas (EUR)	2,206	212
Cascade Bancorp	1,275	11
China Citic Bank (HKD) (2)	289,000	129
Citizens Republic Bancorp	2,900	9
Danske Bank (DKK)	3,400	82
DBS Group (SGD)	11,117	131
Erste Group Bank (EUR) (2)	3,367	170
Fifth Third Bancorp	4,550	54
First Horizon National	37,750	353
Glacier Bancorp	1,947	48
Grupo Financiero Banorte (MXN) (2)	25,665	82
Intesa Sanpaolo (EUR)	28,375	155
KBC (EUR)	829	72
National City	34,750	61
Nordea Bank (SEK)	9,799	118
Pinnacle Financial Partners (1)	1,500	46
Preferred Bank	200	2
Prosperity Bancshares	1,300	44
Provident Bankshares	1,400	14
Royal Bank of Scotland (GBP)	52,559	174
Signature Bank (1)	1,100	38
Societe Generale (EUR)	589	53
Standard Chartered (GBP)	6,861	167
Sumitomo Mitsui Financial (JPY)	10	63
Sumitomo Trust & Banking (JPY)	18,000	119
SunTrust	7,275	327
Swedbank (SEK) (2)	3,300	44

TCF Financial	900	16
Texas Capital Bancshares (1)	1,200	25
The Bank of Yokohama (JPY)	15,600	76
Valley National Bancorp	2,122	44
WestAmerica	900	52
Western Alliance Bancorp (1)	550	9
		3,527
Consumer Finance 0.4%		
American Express	6,150	218
Capital One Financial	4,650	237
SLM Corporation (1)	11,500	142
		597
Diversified Financial Services 1.5%		
Bank of America	20,550	719
Citigroup	41,800	857
CME Group	700	260
Highlands Acquisition, Equity Units (1)	1,100	10
ING Groep, GDS (EUR)	3,960	86
IntercontinentalExchange (1)	2,100	170
JPMorgan Chase	8,200	383
MarketAxess (1)	1,200	10
		2,495
Insurance 1.7%		
Assured Guaranty	900	15
Aviva (GBP)	14,758	128
AXA (EUR)	8,528	280
Berkshire Hathaway, Class A (1)	2	261
CNP Assurances (EUR)	1,399	158
E-Health (1)	400	6
Hartford Financial Services	4,200	172
HCC Insurance	600	16
Infinity Property & Casualty	1,200	50

Markel (1)	100	35
Marsh & McLennan	13,950	443
Munich Re (EUR)	989	149
Prudential (GBP)	9,513	88
Prudential Financial	1,300	94
QBE Insurance (AUD)	5,432	117
Seabright Insurance (1)	800	10
Selective Insurance	1,000	23
Sony Financial (JPY)	20	79
Suncorp-Metway (AUD)	6,821	52
Tokio Marine (JPY)	2,300	84
Willis Group	7,200	232
XL Capital	15,100	271
		2,763
Real Estate Investment Trusts (REITs) 0.1%		
Cousins Properties, REIT	1,100	28
DiamondRock Hospitality, REIT	1,200	11
EastGroup Properties, REIT	1,100	53
Equity One, REIT	1,700	35
Essex Property Trust, REIT	100	12
Hatteras Financial	400	9
LaSalle Hotel Properties, REIT	400	9
Mirvac (AUD)	11,417	23
Parkway Properties, REIT	500	19
		199
Real Estate Management & Development 0.5%		
China Overseas Land & Investment (HKD)	58,000	70
Deutsche EuroShop (EUR) (2)	2,612	85
Goldcrest (JPY) (2)	1,610	24
St. Joe (1)	16,100	629
		808

Thrifts & Mortgage Finance 0.1%		
Fannie Mae	7,000	11
First Niagara Financial	4,800	76
NewAlliance Bancshares	1,700	25
		112
Total Financials		16,711
HEALTH CARE 9.6%		
Biotechnology 2.3%		
Acadia Pharmaceuticals (1)	600	2
Alexion Pharmaceutical (1)	1,000	39
Alkermes (1)	1,100	15
Altus Pharmaceuticals (1)	500	1
Amgen (1)	12,400	735
Amylin Pharmaceuticals (1)	300	6
BioMarin Pharmaceutical (1)	300	8
Celgene (1)	11,000	696
Cephalon (1)	376	29
CSL (AUD)	5,082	153
Cubist Pharmaceuticals (1)	1,100	24
deCode genetics (1)	700	—
Genentech (1)	10,700	949
Gilead Sciences (1)	20,100	916
Incyte (1)	3,000	23
InterMune (1)	500	9
Martek Biosciences (1)	800	25
Maxygen (1)	800	3
Myriad Genetics (1)	800	52
ONYX Pharmaceuticals (1)	400	15
Pharmasset (1)	500	10
Regeneron Pharmaceuticals (1)	700	15
Rigel Pharmaceuticals (1)	400	9

Seattle Genetics (1)	600	6
Senomyx (1)	600	3
Theravance (1)	300	4
Vertex Pharmaceuticals (1)	648	22
		3,769
Health Care Equipment & Supplies 2.8%		
Alcon	2,400	388
Analogic	300	15
Angiodynamics (1)	700	11
Baxter International	6,400	420
Becton, Dickinson & Company	2,900	233
Boston Scientific (1)	14,000	172
Covidien	14,875	800
Edwards Lifesciences (1)	600	35
Elekta, B Shares (SEK)	5,049	86
Immucor (1)	800	25
Integra LifeSciences (1)	500	22
Intuitive Surgical (1)	600	145
Masimo (1)	300	11
Medtronic	21,875	1,096
Meridian Bioscience	600	17
Micrus Endovascular (1)	700	10
ResMed (1)	800	34
St. Jude Medical (1)	11,800	513
Stereotaxis (1)	1,100	7
Steris	1,200	45
Stryker	8,000	498
Terumo (JPY)	1,300	67
TomoTherapy (1)	800	4
Wright Medical Group (1)	1,200	36
		4,690

Health Care Providers & Services 1.9%		
Aetna	11,900	430
AMERIGROUP (1)	1,200	30
Cardinal Health	6,350	313
Catalyst Health Solutions (1)	1,200	31
Centene (1)	1,600	33
CIGNA	10,250	348
Express Scripts (1)	4,800	354
Healthways (1)	200	3
HMS Holdings (1)	1,200	29
Humana (1)	6,700	276
LifePoint Hospitals (1)	1,600	52
McKesson	6,700	361
Medco (1)	12,000	540
Nighthawk Radiology (1)	1,400	10
Skilled Healthcare, Class A (1)	800	13
Sunrise Senior Living (1)	2,600	36
TOHO Pharmaceutical (JPY) (2)	1,300	18
WellPoint (1)	7,350	344
		3,221
Health Care Technology 0.0%		
Vital Images (1)	600	9
		9
Life Sciences Tools & Services 0.1%		
Exelixis (1)	1,700	10
Thermo Fisher Scientific (1)	1,400	77
		87
Pharmaceuticals 2.5%		
Allergan	7,900	407
Astellas Pharma (JPY)	1,000	42
Chugai Pharmaceutical (JPY)	5,000	81

Elan, ADR (1)	3,700	40
GlaxoSmithKline (GBP)	2,840	61
GlaxoSmithKline, ADR	4,600	200
Inspire Pharmaceuticals (1)	1,000	4
Johnson & Johnson	7,950	551
Map Pharmaceuticals (1)	100	1
Medicines Company (1)	1,000	23
Merck (EUR)	1,399	150
Merck	9,450	298
Novartis, Regulation D Shares (CHF)	71	4
Pfizer	17,300	319
Roche Holding - Genusscheine (CHF)	3,656	570
Rohto Pharmaceutical (JPY)	5,000	56
Sanofi-Aventis (EUR)	2,723	179
Schering-Plough	11,600	214
Teva Pharmaceutical, ADR	1,600	73
Wyeth	19,950	737
Xenoport (1)	700	34
		4,044
Total Health Care		15,820

INDUSTRIALS & BUSINESS SERVICES 6.5%

Aerospace & Defense 0.9%

American Science Engineering	530	32
Finmeccanica S.p.A. (EUR) (2)	6,565	141
General Dynamics	6,000	442
Lockheed Martin	2,900	318
Moog, Class A (1)	800	34
QinetiQ (GBP)	22,546	84
Raytheon	3,975	213
Rockwell Collins	900	43
Rolls-Royce (GBP) (1)	9,696	58
Transdigm Group (1)	300	10

United Technologies	600	36
		1,411
Air Freight & Logistics 0.1%		
Expeditors International of Washington	2,800	98
UTi Worldwide	1,300	22
		120
Airlines 0.3%		
Gol Linhas Aereas Intel, ADR	2,000	13
Southwest Airlines	37,700	547
		560
Building Products 0.1%		
American Woodmark	400	9
Builders FirstSource (1)	1,200	7
Gibraltar Industries	550	10
JS Group (JPY)	2,100	27
Simpson Manufacturing	300	8
Universal Forest Products	800	28
		89
Commercial Services & Supplies 0.4%		
American Reprographics (1)	1,800	31
EnergySolutions	900	9
EnerNOC (1)	400	4
G & K Services, Class A	700	23
Multi-Color	1,100	26
Nissha Printing (JPY) (2)	1,500	73
Ritchie Bros. Auctioneers	1,400	33
Waste Connections (1)	2,050	70
Waste Management	11,150	351
		620

Construction & Engineering 0.2%		
Bouygues (EUR)	2,273	104
Carillion (GBP)	14,418	68
China Railway (HKD) (1)	271,000	163
Foster Wheeler (1)	200	7
Insituform Technologies (1)	500	8
Pike Electric (1)	300	4
Quanta Services (1)	811	22
		376
Electrical Equipment 0.3%		
ABB (CHF)	4,946	95
Acuity Brands	1,400	58
Baldor Electric	1,800	52
Mitsubishi Electric (JPY)	16,000	108
Prysmian (EUR)	4,769	93
Smith AO	1,500	59
Woodward Governor	600	21
		486
Industrial Conglomerates 1.6%		
3M	6,800	465
DCC (EUR)	6,287	121
GE	40,400	1,030
Hutchison Whampoa (HKD)	13,000	99
McDermott International (1)	1,900	49
Orkla (NOK)	7,750	71
Philips Electronics (EUR)	3,649	100
SembCorp Industries (SGD)	38,509	88
Tyco International	18,800	658
		2,681
Machinery 1.7%		
3-D Systems (1)	1,200	17

Actuant, Class A	2,380	60
Cargotec (EUR)	1,831	38
Cascade	500	22
Charter (GBP)	4,508	50
Clarcor	600	23
Danaher	17,800	1,235
Deere	1,400	69
ESCO Technologies (1)	1,600	77
Fanuc (JPY)	600	45
Graco	450	16
Harsco	600	22
IDEX	925	29
Illinois Tool Works	15,850	705
Joy Global	3,200	145
Middleby (1)	600	33
RBC Bearings (1)	1,200	41
Tennant	900	31
Toro	1,000	41
Toshiba Machine (JPY)	7,000	24
Valmont Industries	450	37
		2,760
Marine 0.0%		
Nippon Yusen Kabushiki Kaish (JPY)	9,000	58
		58
Professional Services 0.1%		
Bureau Veritas (EUR)	1,623	83
Kforce (1)	1,400	14
MPS Group (1)	3,200	32
Resources Connection (1)	1,300	29
		158
Road & Rail 0.5%		
Arriva (GBP)	3,950	49

Central Japan Railway (JPY)	11	104
Heartland Express	501	8
Knight Transportation	2,775	47
Landstar	800	35
Norfolk Southern	6,025	399
Union Pacific	2,000	142
		784
Trading Companies & Distributors 0.3%		
Applied Industrial Technologies	2,200	59
Fastenal	3,000	148
H&E Equipment Services (1)	2,200	21
Interline Brands (1)	1,200	19
Mitsubishi Corporation (JPY)	10,500	219
Mitsui (JPY)	7,000	87
		553
Total Industrials & Business Services		10,656
INFORMATION TECHNOLOGY 11.2%		
Communications Equipment 1.6%		
Acme Packet (1)	200	1
Adtran	1,700	33
Alcatel-Lucent (EUR) (1)	19,886	77
Alcatel-Lucent, ADR (1)	71,850	276
Aruba Networks (1)	300	2
BigBand Networks (1)	700	3
Blue Coat Systems (1)	1,000	14
Cisco Systems (1)	23,600	532
Emulex (1)	1,400	15
Finisar (1)	17,109	17
IXIA (1)	1,300	10
Juniper Networks (1)	32,700	689
Nokia (EUR)	6,789	127

Nokia, ADR	7,700	144
QUALCOMM	14,200	610
Sonus Networks (1)	4,600	13
Tandberg ASA (NOK) (2)	3,500	47
		2,610
Computers & Peripherals 1.8%		
3PAR (1)	300	2
Acer (TWD)	53,092	91
Apple (1)	9,400	1,068
Dell (1)	40,900	674
EMC (1)	10,500	125
Hewlett-Packard	10,200	472
IBM	3,775	441
Intermec (1)	900	18
Palm (1)	4,800	29
Synaptics (1)	600	18
Wacom (JPY) (2)	27	50
Xyratex (1)	1,400	15
		3,003
Electronic Equipment, Instruments & Components 0.5%		
DTS (1)	1,000	28
Electro Rent	500	7
Hamamatsu Photonics (JPY) (2)	3,300	80
Hosiden (JPY) (2)	5,900	84
LG Display (KRW)	2,400	62
Measurement Specialties (1)	850	15
National Instruments	600	18
Newport (1)	800	9
Nippon Electric Glass (JPY)	7,000	63
Orbotech (1)	1,400	11
Sunpower, Class B (1)	100	7
Tyco Electronics	16,100	445

Office Electronics 0.1%		
Canon (JPY)	1,600	60
		60
Semiconductor & Semiconductor Equipment 1.6%		
Advanced Analogic Technologies (1)	1,400	7
Advanced Energy Industries (1)	1,300	18
Altera	3,500	72
Analog Devices	8,750	231
ASML (EUR)	3,883	69
Atheros Communications (1)	700	17
Broadcom, Class A (1)	4,600	86
Brooks Automation (1)	999	8
Cabot Microelectronics (1)	100	3
Conexant (1)	2,260	9
Cymer (1)	1,500	38
Diodes (1)	2,050	38
Entegris (1)	1,068	5
FEI (1)	1,700	40
Formfactor (1)	600	10
Intel	32,100	601
Marvell Technology (1)	35,600	331
Mattson Technology (1)	2,100	10
Novellus Systems (1)	900	18
ON Semiconductor (1)	300	2
PDF Solutions (1)	1,900	10
Rubicon Technology (1)	600	4
Samsung Electronics (KRW)	155	71
Semitool (1)	1,600	13
Semtech (1)	2,100	29
Silicon Laboratories (1)	1,200	37
Standard Microsystems (1)	1,400	35
Sumco (JPY)	4,900	77
Texas Instruments	17,100	368

Wind River Systems (1)	1,800	18
		4,202
Total Information Technology		18,404
MATERIALS 3.1%		
Chemicals 1.6%		
Arch Chemicals	1,400	49
Asahi Kasei (JPY)	6,000	25
BASF (EUR)	3,486	167
DuPont	10,750	433
Hitachi Chemical (JPY)	4,200	56
Intrepid Potash (1)	700	21
Koppers	1,200	45
Monsanto	7,900	782
Potash Corporation of Saskatchewan	2,700	357
Praxair	7,100	509
Rockwood Holdings (1)	500	13
Syngenta (CHF)	391	83
Tosoh (JPY)	11,000	33
Union Miniere (EUR)	1,738	54
Wacker Chemie (EUR)	480	70
		2,697
Construction Materials 0.1%		
Boral (AUD)	10,711	54
CEMEX, Equity Units (MXN)	16,532	28
		82
Containers & Packaging 0.0%		
Chesapeake (1)	700	—
Smurfit-Stone Container (1)	2,100	10
		10

Metals & Mining 0.9%		
Alcoa	14,450	326
BHP Billiton (AUD)	8,508	219
Franco Nevada (CAD) (1)	600	11
Freeport-McMoRan Copper & Gold	5,700	324
Haynes International (1)	640	30
Hecla Mining (1)	2,700	13
Kobe Steel (JPY)	32,000	65
Lihir Gold (AUD) (1)	3,900	8
Nucor	2,800	110
SSAB Svenskt Stal, Series A (SEK)	8,221	131
Teck Cominco, Class B (CAD)	3,000	85
Xstrata (GBP)	3,446	107
		1,429
Paper & Forest Products 0.5%		
International Paper	17,350	454
MeadWestvaco	14,700	343
		797
Total Materials		5,015
TELECOMMUNICATION SERVICES 1.9%		
Diversified Telecommunication Services 0.5%		
AT&T	7,500	209
Cogent Communications (1)	1,100	9
France Telecom (EUR)	3,656	102
Premiere Global Services (1)	1,900	27
Qwest Communications International	16,600	54
Telefonica SA (EUR)	11,105	265
Telenor ASA (NOK)	9,800	120
Telstra (AUD)	20,378	68

TW Telecom (1)	2,000	21
		875
Wireless Telecommunication Services 1.4%		
America Movil, ADR	15,900	737
American Tower, Class A (1)	17,100	615
Hutchison Telecommunications (HKD) (1)	74,000	84
KDDI (JPY)	19	106
MetroPCS Communications (1)	3,900	55
SBA Communications (1)	400	10
Sprint Nextel	58,550	357
StarHub (SGD)	39,030	70
Virgin Mobile USA, Class A (1)	1,700	5
Vodafone, ADR	10,975	243
		2,282
Total Telecommunication Services		3,157
UTILITIES 1.5%		
Electric Utilities 0.9%		
Acciona (EUR)	788	120
Cleco	1,000	25
E.ON AG (EUR)	6,866	348
El Paso Electric (1)	1,000	21
Empire District Electronics	1,200	26
Enel (EUR) (2)	17,215	143
Entergy	3,750	334
Pinnacle West Capital	9,300	320
Scottish & Southern Energy (GBP)	7,373	187
Unisource Energy	1,500	44
		1,568
Gas Utilities 0.1%		
Hong Kong & China Gas (HKD)	31,900	73

HEALTH CARE 0.1%		
Health Care Equipment & Supplies 0.1%		
Fresenius SE (EUR)	1,871	135
Total Health Care		135
Total Preferred Stocks (Cost $117)		138
CONVERTIBLE PREFERRED STOCKS 0.1%		
CONSUMER DISCRETIONARY 0.1%		
Automobiles 0.1%		
General Motors	4,000	82
Total Consumer Discretionary		82
INFORMATION TECHNOLOGY 0.0%		
Communications Equipment 0.0%		
Lucent Technologies	50	27
Total Information Technology		27
Total Convertible Preferred Stocks (Cost $135)		109
CONVERTIBLE BONDS 0.0%		
General Growth Properties, 3.98%, 4/15/27 (4)	74,000	44
Newmont Mining, 1.625%, 7/15/17	28,000	29
Total Convertible Bonds (Cost $83)		73
CORPORATE BONDS 6.6%		
3M, 5.70%, 3/15/37	45,000	45
ACE INA Holdings, 5.70%, 2/15/17	70,000	65
Air Products & Chemicals, 4.15%, 2/1/13	40,000	39

Alabama Power, VR, 3.001%, 8/25/09	30,000	30
AMB Property, 6.30%, 6/1/13	30,000	29
Amerada Hess, 7.875%, 10/1/29	25,000	23
America Movil, 5.625%, 11/15/17	65,000	59
America Movil, 6.375%, 3/1/35	65,000	57
American Express Credit, 5.875%, 5/2/13	55,000	50
American Express Credit, 7.30%, 8/20/13	25,000	24
American General Finance, 5.40%, 12/1/15	60,000	29
Appalachian Power, 6.375%, 4/1/36	30,000	26
Arcelormittal, 5.375%, 6/1/13 (4)	55,000	52
AT&T, 5.625%, 6/15/16	110,000	103
AT&T, 6.45%, 6/15/34	65,000	57
AT&T, STEP, 7.30%, 11/15/11	25,000	26
AT&T Broadband, 8.375%, 3/15/13	45,000	47
AT&T Wireless, 7.875%, 3/1/11	60,000	63
Avalonbay Communities, 6.125%, 11/1/12	35,000	33
Avnet Electronic, 5.875%, 3/15/14	50,000	49
Baltimore Gas & Electric, 5.90%, 10/1/16	75,000	69
Bank of America, 5.65%, 5/1/18	305,000	262
Bank of America, 5.75%, 8/15/16	50,000	45
Bank of New York, 4.50%, 4/1/13	55,000	52
Bank One, 5.25%, 1/30/13	150,000	139
Barrick Gold Finance, 6.125%, 9/15/13	50,000	49
BB&T Capital Trust II, 6.75%, 6/7/36	30,000	21
BHP Finance, 5.40%, 3/29/17	45,000	42
Black Hills, 6.50%, 5/15/13	40,000	40
Boardwalk Pipelines, 5.50%, 2/1/17	35,000	32
British Sky Broadcasting, 6.10%, 2/15/18 (4)	80,000	79
British Telecommunications, 5.15%, 1/15/13	55,000	52

Buckeye Partners, 6.05%, 1/15/18	25,000	24
Bunge Finance, 5.90%, 4/1/17	85,000	71
Burlington Northern Santa Fe, 5.65%, 5/1/17	52,000	50
Burlington Northern Santa Fe, 6.15%, 5/1/37	81,000	72
Canadian National Railway, 6.25%, 8/1/34	25,000	23
Canadian National Railway, 6.375%, 11/15/37	15,000	14
Canadian Natural Resources, 6.25%, 3/15/38	50,000	38
Capital One IV, VR, 6.745%, 2/17/37	75,000	38
Cardinal Health, VR, 3.053%, 10/2/09	50,000	49
Caterpillar Financial Services, 4.25%, 2/8/13	50,000	47
Caterpillar Financial Services, 5.85%, 9/1/17	40,000	37
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	40,000	38
Centerpoint Energy, 7.25%, 9/1/10	30,000	31
Cisco Systems, 5.25%, 2/22/11	45,000	46
CIT Group, 3.875%, 11/3/08	25,000	24
Citigroup, 5.50%, 8/27/12	55,000	49
Citigroup, 5.50%, 4/11/13	60,000	53
Citigroup, 5.85%, 7/2/13	100,000	87
Citigroup, 6.125%, 5/15/18	105,000	84
Citigroup, 6.50%, 8/19/13	120,000	106
Comcast, 5.70%, 5/15/18	30,000	26
Consumers Energy, 6.00%, 2/15/14	40,000	40
Cooper, 6.10%, 7/1/17	55,000	56
Costco Wholesale, 5.30%, 3/15/12	45,000	46
Countrywide Home Loans, 4.125%, 9/15/09	100,000	90
Cox Communications, 6.25%, 6/1/18 (4)	55,000	53
Cox Communications, 7.125%, 10/1/12	25,000	26
Credit Suisse First Boston, 5.50%, 8/16/11	40,000	39
Credit Suisse Guernsey, VR, 5.86%, 5/29/49	60,000	46

CRH America, 6.00%, 9/30/16	60,000	53
DaimlerChrysler, 6.50%, 11/15/13	30,000	29
DaimlerChrysler, VR, 3.241%, 8/3/09	80,000	79
Devon Financing, 7.875%, 9/30/31	35,000	36
Diamond Offshore Drilling, 4.875%, 7/1/15	35,000	32
Diamond Offshore Drilling, 5.15%, 9/1/14	30,000	28
Du Pont El de Nemours & Co., 5.60%, 12/15/36	55,000	48
Duke Realty, 6.25%, 5/15/13	30,000	29
Dun & Bradstreet, 5.50%, 3/15/11	30,000	31
El Paso Electric, 6.00%, 5/15/35	50,000	42
El Paso Natural Gas, 5.95%, 4/15/17	18,000	17
Eli Lilly & Co., 5.55%, 3/15/37	55,000	49
EnCana, 5.90%, 12/1/17	55,000	49
EnCana, 6.50%, 8/15/34	50,000	40
Enterprise Products Operations, 4.95%, 6/1/10	55,000	55
Enterprise Products Operations, 6.30%, 9/15/17	28,000	26
EOG Resources, 5.875%, 9/15/17	35,000	33
ERAC USA Finance, 5.60%, 5/1/15 (4)	40,000	33
ERP Operating, 5.25%, 9/15/14	40,000	36
Federal Realty Investment Trust, 6.00%, 7/15/12	25,000	24
Federated Department Stores, 5.35%, 3/15/12	35,000	31
Fifth Third Bancorp, 6.25%, 5/1/13	50,000	43
Fifth Third Bancorp, 8.25%, 3/1/38	35,000	27
Florida Power, 6.35%, 9/15/37	55,000	54
Fortune Brands, 5.125%, 1/15/11	35,000	34
France Telecom, STEP, 7.75%, 3/1/11	49,000	51
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	50,000	49
Fund American Companies, 5.875%, 5/15/13	45,000	35
Genentech, 4.75%, 7/15/15	35,000	33

General Mills, 5.25%, 8/15/13	25,000	25
Genworth Financial, 5.75%, 6/15/14	6,000	5
Genworth Financial, VR, 6.15%, 11/15/66	27,000	12
Goldman Sachs, 6.15%, 4/1/18	160,000	134
Goldman Sachs Capital I, 6.345%, 2/15/34	41,000	26
Harrah's Operating, 5.50%, 7/1/10	55,000	41
Hartford Financial Services, 5.375%, 3/15/17	65,000	55
Hasbro, 6.30%, 9/15/17	25,000	23
HBOS, 5.92%, 9/29/49 (4)	100,000	50
HBOS, 6.00%, 11/1/33 (4)	90,000	60
Highmark, 6.80%, 8/15/13 (4)	35,000	36
Home Depot, 5.40%, 3/1/16	55,000	47
Honeywell International, 5.30%, 3/1/18	45,000	42
Hospitality Properties Trust, 5.625%, 3/15/17	40,000	30
Illinois Power, 6.125%, 11/15/17	20,000	19
International Lease Finance, 5.45%, 3/24/11	135,000	100
International Lease Finance, 6.625%, 11/15/13	80,000	56
International Speedway, 4.20%, 4/15/09	20,000	20
J.C. Penney, 9.00%, 8/1/12	55,000	60
Jefferies Group, 5.875%, 6/8/14	32,000	27
Jefferies Group, 6.25%, 1/15/36	40,000	28
Jersey Central Power & Light, 5.65%, 6/1/17	70,000	65
John Deere Capital, 4.95%, 12/17/12	55,000	54
John Deere Capital, 5.50%, 4/13/17	35,000	32
JPMorgan Chase, 4.75%, 5/1/13	75,000	71
JPMorgan Chase, 6.00%, 1/15/18	110,000	100
JPMorgan Chase, 6.40%, 5/15/38	50,000	43
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	50,000	36
Kellogg, 4.25%, 3/6/13	35,000	34

Kinder Morgan Finance, 5.70%, 1/5/16	60,000	54
Kroger, 8.05%, 2/1/10	65,000	67
Lafarge, 6.15%, 7/15/11	25,000	25
Lennar, 5.60%, 5/31/15	70,000	47
Lockheed Martin, 4.121%, 3/14/13	35,000	34
Mack-Cali Realty, 5.125%, 2/15/14	45,000	41
Mack-Cali Realty, 5.80%, 1/15/16	25,000	23
Marathon Oil, 5.90%, 3/15/18	65,000	57
Marathon Oil, 6.00%, 10/1/17	55,000	52
Marathon Oil, 6.60%, 10/1/37	20,000	17
McDonald's, 5.30%, 3/15/17	55,000	53
MDC Holdings, 5.50%, 5/15/13	60,000	54
Medtronic, 4.75%, 9/15/15	85,000	81
Merrill Lynch, 5.45%, 2/5/13	45,000	39
Merrill Lynch, 6.875%, 4/25/18	125,000	109
Merrill Lynch, 7.75%, 5/14/38	55,000	47
Mizuho Capital Investment, VR, 6.686%, 12/31/49 (4)	20,000	16
Monongahela Power, 5.70%, 3/15/17 (4)	60,000	56
Morgan Stanley, 6.00%, 4/28/15	100,000	66
Morgan Stanley, 6.625%, 4/1/18	100,000	67
Nabors Industries, 6.15%, 2/15/18 (4)	15,000	14
National Semiconductor, 6.15%, 6/15/12	30,000	30
Nationwide Mutual Insurance, 6.60%, 4/15/34 (4)	25,000	21
News America, 6.15%, 3/1/37	100,000	77
News America, 6.40%, 12/15/35	85,000	72
NLV Financial, 7.50%, 8/15/33 (4)	30,000	30
Northern States Power, 5.25%, 3/1/18	25,000	24
Northern Trust, 4.60%, 2/1/13	30,000	29
Northern Trust, 5.30%, 8/29/11	39,000	38

Northern Trust, 5.50%, 8/15/13	25,000	26
Northrop Grumman, 7.125%, 2/15/11	50,000	53
NVR, 5.00%, 6/15/10	35,000	34
Owens Corning, 6.50%, 12/1/16	20,000	17
Pacific Gas & Electric, 4.80%, 3/1/14	30,000	29
Pacific Gas & Electric, 6.35%, 2/15/38	25,000	23
Petro-Canada, 6.80%, 5/15/38	15,000	12
Placer Dome, 6.45%, 10/15/35	55,000	48
PNC Funding, 5.625%, 2/1/17	50,000	45
Praxair, 4.625%, 3/30/15	50,000	47
Praxair, 5.20%, 3/15/17	55,000	53
Principal Financial Group, 6.05%, 10/15/36	40,000	31
Principal Life Global Funding I, 5.125%, 10/15/13 (4)	45,000	45
Principal Mutual Life Insurance, 8.00%, 3/1/44 (4)	45,000	47
Procter & Gamble, 4.95%, 8/15/14	100,000	102
Progress Energy, 5.625%, 1/15/16	55,000	52
Public Service Electric & Gas, 5.70%, 12/1/36	75,000	68
Pulte Homes, 5.20%, 2/15/15	60,000	49
Reckson Operating, 6.00%, 3/31/16	35,000	29
Regency Centers, 5.875%, 6/15/17	20,000	17
Rio Tinto Finance, 5.875%, 7/15/13	55,000	54
Rogers Cable, 5.50%, 3/15/14	40,000	38
Rogers Communications, 6.80%, 8/15/18	50,000	48
Rogers Wireless, 7.50%, 3/15/15	40,000	41
Security Benefit Life Insurance, 7.45%, 10/1/33 (4)	20,000	18
Simon Property, 5.75%, 12/1/15	80,000	72
SLM Corporation, 5.125%, 8/27/12	20,000	14
SLM Corporation, 8.45%, 6/15/18	55,000	38
SLM Corporation, FRN, 6.15%, 4/1/09	35,000	34

Southern, 5.30%, 1/15/12	25,000	25
Southern California Edison, 4.65%, 4/1/15	60,000	59
Southern California Edison, 5.95%, 2/1/38	105,000	100
Southern Natural Gas, 5.90%, 4/1/17 (4)	18,000	16
Sovereign Capital Trust VI, 7.908%, 6/13/36	45,000	32
Sprint Capital, 6.90%, 5/1/19	115,000	90
Sun Life Financial Global Funding, VR, 3.041%, 10/6/13 (4)	65,000	64
Sunoco, 5.75%, 1/15/17	50,000	47
Sysco, 5.25%, 2/12/18	50,000	49
Tampa Electric, 6.15%, 5/15/37	60,000	53
Target, 5.875%, 7/15/16	105,000	103
Telecom Italia Capital, 5.25%, 11/15/13	40,000	36
Telefonica Emisiones, 6.221%, 7/3/17	50,000	48
TEPPCO Partners, 7.55%, 4/15/38	65,000	57
Teva Pharmaceutical Finance, 5.55%, 2/1/16	60,000	56
Texas Gas Transmission, 5.50%, 4/1/13 (4)	70,000	68
Thomson Reuters, 6.50%, 7/15/18	40,000	39
Time Warner, 6.875%, 6/15/18	45,000	41
Time Warner Cable, 5.40%, 7/2/12	80,000	77
Time Warner Cable, 7.30%, 7/1/38	135,000	121
Torchmark, 6.375%, 6/15/16	40,000	41
Transocean, 5.25%, 3/15/13	20,000	20
U.S. Bancorp, 4.50%, 7/29/10	60,000	59
Union Electric, 5.40%, 2/1/16	75,000	69
Union Pacific, 5.70%, 8/15/18	35,000	33
United Technologies, 5.375%, 12/15/17	30,000	28
United Technologies, 5.40%, 5/1/35	25,000	21
Vale Overseas, 6.25%, 1/23/17	50,000	47
Valero Energy, 6.125%, 6/15/17	85,000	81

Veolia Environment, 6.00%, 6/1/18	55,000	53
Verizon Communications, 4.35%, 2/15/13	100,000	94
Verizon Communications, 6.90%, 4/15/38	50,000	44
Verizon Global Funding, 7.75%, 12/1/30	50,000	48
Viacom, 6.125%, 10/5/17	20,000	18
Viacom, 6.25%, 4/30/16	40,000	36
Virginia Electric & Power, 4.50%, 12/15/10	50,000	50
Virginia Electric & Power, 6.00%, 5/15/37	30,000	26
Vivendi Universal, 5.75%, 4/4/13 (4)	50,000	50
Vodafone, 5.625%, 2/27/17	50,000	45
Wachovia, 5.75%, 2/1/18	55,000	44
Walgreen, 4.875%, 8/1/13	45,000	45
Waste Management, 6.10%, 3/15/18	75,000	70
WellPoint, 5.00%, 1/15/11	40,000	40
Wells Fargo, 4.875%, 1/12/11	120,000	118
West Penn Power, 5.95%, 12/15/17 (4)	35,000	34
Westar Energy, 5.10%, 7/15/20	25,000	22
Willis North America, 6.20%, 3/28/17	35,000	30
Wyeth, 5.95%, 4/1/37	50,000	45
Xerox, 5.50%, 5/15/12	20,000	19
Xerox, 6.35%, 5/15/18	75,000	67
Xstrata Finance Canada, 5.50%, 11/16/11 (4)	50,000	50
XTO Energy, 5.65%, 4/1/16	50,000	47
Total Corporate Bonds (Cost $12,095)		10,847

ASSET-BACKED SECURITIES 1.6%

AmeriCredit Automobile Receivables Trust Series 2006-RM, Class A3 5.53%, 1/6/14	200,000	172

BankBoston Home Equity Loan Trust Series 1998-1, Class A6 6.35%, 2/25/13	4,619	4
Capital Auto Receivables Asset Trust Series 2006-1, Class B 5.26%, 10/15/10	70,000	69
Capital Auto Receivables Asset Trust Series 2006-SN1A, Class A4A 5.32%, 3/20/10 (4)	250,000	254
Capital Auto Receivables Asset Trust Series 2006-SN1A, Class B 5.50%, 4/20/10 (4)	35,000	35
Capital One Multi-Asset Execution Trust Series 2007, Class C2, VR 2.789%, 11/17/14	250,000	204
Capital One Multi-Asset Execution Trust Series 2007-C3, Class C3, VR 2.778%, 4/15/13	100,000	87
Capital One Multi-Asset Execution Trust Series 2008-A1, Class A1, VR 3.238%, 11/15/12	200,000	194
Chase Funding Mortgage Loan Series 2002-2, Class 1M1 5.599%, 9/25/31	6,153	5
Chase Issuance Trust Series 2006-C2, Class C, VR 2.788%, 4/15/13	175,000	156
Citibank Credit Card Issuance Trust Series 2006-A2, Class A2 4.85%, 2/10/11	225,000	225
CNH Equipment Trust Series 2007-A, Class B 5.09%, 6/16/14	75,000	69
Detroit Edison Securitization Funding Series 2001-1, Class A5 6.42%, 3/1/15	75,000	78
GE Capital Credit Card Master Note Trust Series 2006-1, Class A 5.08%, 9/17/12	65,000	64

GE Capital Credit Card Master Note Trust Series 2007-3, Class C, VR 2.788%, 6/15/13	130,000	116
GE Equipment Small Ticket Series 2005-1A, Class A4 4.51%, 12/22/14 (4)	97,346	97
John Deere Owner Trust Series 2008-A, Class A2 3.63%, 3/15/11	100,000	100
Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, 4/20/28 (4)	94,838	92
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.362%, 10/20/28 (4)	34,692	32
MBNA Credit Card Master Note Trust Series 2006-C3, Class C3, VR 2.778%, 10/15/13	55,000	48
PECO Energy Transition Trust Series 2001-A, Class A1 6.52%, 12/31/10	110,000	113
PSE&G Transition Funding Series 2001-1, Class A6 6.61%, 6/15/15	100,000	104
Reliant Energy Transition Bond Series 2001-1, Class A4 5.63%, 9/15/15	100,000	101
SLM Student Loan Trust Series 2008-4, Class A2, VR 3.85%, 7/25/16	80,000	79
Triad Auto Receivables Owner Trust Series 2006-B, Class A4 5.52%, 11/12/12	125,000	123
USAA Auto Owner Trust Series 2008-1, Class A3 4.16%, 4/16/12	75,000	74
Total Asset-Backed Securities (Cost $2,829)		2,695

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 2.3%

American Tower Trust Series 2007-1A, Class D, CMO 5.957%, 4/15/37 (4)	65,000	58
Banc of America Commercial Mortgage Series 2003-1, Class A2, CMO 4.648%, 9/11/36	100,000	95
Banc of America Commercial Mortgage Series 2005-3, Class A2, CMO 4.501%, 7/10/43	155,000	150
Bank of America Mortgage Securities Series 2004-A, Class 2A2, ARM, CMO 4.102%, 2/25/34	32,173	30
Bank of America Mortgage Securities Series 2004-D, Class 2A2, ARM, CMO 4.194%, 5/25/34	29,127	27
Bank of America Mortgage Securities Series 2004-H, Class 2A2, ARM, CMO 4.75%, 9/25/34	20,907	19
Bank of America Mortgage Securities Series 2004-I, Class 3A2, ARM, CMO 4.852%, 10/25/34	24,097	22
Bank of America Mortgage Securities Series 2005-J, Class 2A1, ARM, CMO 5.092%, 11/25/35	96,115	84
Bank of America Mortgage Securities Series 2005-J, Class 3A1, ARM, CMO 5.235%, 11/25/35	52,887	46
Bear Stearns Commercial Mortgage Securities Series 2004-T14, Class A2, CMO 4.17%, 1/12/41	123,882	124
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A1, CMO 5.085%, 12/11/40	96,973	96
Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4, CMO 4.674%, 6/11/41	90,000	77

Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class AAB, CMO 4.804%, 9/15/42	100,000	91
Bear Stearns Commercial Mortgage Securities Series 2005-T18, Class A1, CMO, VR 4.274%, 2/13/42	31,660	31
Bear Stearns Commercial Mortgage Securities Series 2005-T20, Class A1, CMO 4.94%, 10/12/42	51,054	51
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB, CMO 5.315%, 2/11/44	150,000	132
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A1, CMO 5.282%, 6/11/50	144,480	140
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A5, VR 4.688%, 8/25/34	83,564	75
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A4, CMO, VR 5.399%, 7/15/44	80,000	71
Credit Suisse First Boston Mortgage Securities Series 2005-C2, Class A4, CMO 4.832%, 4/15/37	200,000	175
Credit Suisse Mortgage Capital Certification Series 2006-C4, Class A3, CMO 5.467%, 9/15/39	175,000	158
DLJ Commercial Mortgage Series 1999-CG2, Class A1B, CMO, VR 7.30%, 6/10/32	61,663	62
GE Capital Commercial Mortgage Series 2001-1, Class A2, CMO 6.531%, 5/15/33	100,000	102
GE Capital Commercial Mortgage Series 2005-C4, Class A1, CMO 5.082%, 11/10/45	74,220	74
Greenwich Capital Commercial Funding Series 2005-GG3, Class AAB, CMO 4.619%, 8/10/42	35,000	32

JPMorgan Chase Commercial Mortgage Securities Series 2001-C1B2, Class A2, CMO 6.244%, 4/15/35	28,856	29
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIBC, Class A3, CMO 6.26%, 3/15/33	93,421	96
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, CMO, VR 4.824%, 10/15/42	165,000	151
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4 , CMO, VR 5.481%, 12/12/44	225,000	200
JPMorgan Chase Mortgage Trust Series 2005-A7, Class 3A1, CMO, VR 5.35%, 10/25/35	123,387	107
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2, CMO 3.246%, 3/15/29	275,000	274
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class A4, CMO 4.742%, 2/15/30	250,000	219
PNC Mortgage Acceptance Corporation Series 1999-CM1, Class A1B, CMO, VR 7.33%, 10/10/09	220,486	225
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 4.814%, 1/25/34	80,811	70
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2, Class 2A2, CMO, ARM 4.549%, 3/25/35	44,126	38
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR12, Class 1A1, CMO, ARM 6.03%, 9/25/36	170,719	143
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR16, Class A1, CMO, ARM 5.665%, 10/25/36	165,074	136
Total Non-U.S. Government Mortgage-Backed Securities (Cost $4,011)		3,710

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 13.0%

U.S. Government Agency Obligations 11.9% (5)

Federal Home Loan Mortgage		
4.50%, 11/1/18 - 4/1/35	361,699	350
5.00%, 12/1/08 - 12/1/35	688,273	676
5.50%, 3/1/18 - 12/1/33	334,656	339
6.00%, 10/1/16 - 8/1/38	629,738	640
6.50%, 3/1 - 4/1/32	74,103	76
7.00%, 6/1/32	9,515	10
Federal Home Loan Mortgage, ARM		
5.053%, 3/1/36	79,758	80
5.068%, 11/1/35	39,486	39
5.136%, 1/1/36	218,628	220
5.323%, 2/1/37	217,382	219
5.372%, 1/1/36	19,067	19
5.378%, 2/1/37	139,299	140
5.454%, 2/1/37	202,198	204
5.491%, 6/1/37	173,824	176
5.913%, 2/1/37	215,125	218
5.945%, 1/1/37	47,898	49
5.977%, 12/1/36	117,731	118
5.990%, 11/1/36	117,196	118
6.027%, 10/1/36	158,286	158
6.122%, 10/1/36	128,360	129
6.205%, 8/1/36	178,046	180
6.365%, 9/1/32	1,763	2
Federal Home Loan Mortgage, CMO		
5.50%, 8/15/16 - 4/15/28	337,251	344

6.50%, 8/15/30	137,178	141
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/15/16	65,704	5
Federal National Mortgage Assn.		
4.50%, 5/1/19 - 4/1/35	535,538	524
5.00%, 11/1/18 - 2/1/36	2,869,630	2,833
5.50%, 1/1/17 - 11/1/37	5,766,290	5,781
6.00%, 8/1/21 - 9/1/38	2,630,117	2,669
6.50%, 5/1/17 - 11/1/37	2,148,433	2,205
7.00%, 4/1/32 - 7/1/37	22,852	24
Federal National Mortgage Assn., ARM		
4.909%, 11/1/35	43,039	43
5.311%, 12/1/35	35,920	36
5.330%, 12/1/35	43,409	44
5.530%, 12/1/35	62,038	62
5.539%, 7/1/36	164,146	166
5.655%, 12/1/35	17,321	17
5.792%, 11/1/37	154,167	156
5.977%, 8/1/36	88,677	90
5.979%, 9/1/36	52,762	53
6.037%, 12/1/36	69,541	71
Federal National Mortgage Assn., CMO		
3.50%, 4/25/13	3,544	4
5.00%, 3/25/15	15,966	16
5.50%, 5/25/27	62,896	64
Federal National Mortgage Assn., CMO, IO		
5.50%, 11/25/28	6,201	—
6.50%, 2/1/32	12,434	3
		19,511

California 0.0%		
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (7)	20,000	22
		22
Florida 0.1%		
Orange County, Tourist Dev., 5.00%, 10/1/18 (8)	75,000	76
		76
Georgia 0.1%		
Atlanta Water & Sewer, 5.50%, 11/1/17 (8)	50,000	53
DeKalb County Water & Sewer, 5.00%, 10/1/35 (9)	65,000	62
Georgia, 5.00%, 7/1/19	60,000	62
		177
Illinois 0.0%		
Chicago Transportation Auth., 6.899%, 12/1/40	50,000	53
		53
Kansas 0.0%		
Kansas Dev. Fin. Auth., Public Employee Retirement 5.501%, 5/1/34 (9)	30,000	30
		30
Maryland 0.1%		
Baltimore County, Metropolitan Dist. #71, 5.00%, 2/1/38	50,000	48
Maryland, State & Local Fac., 5.00%, 8/1/19	85,000	88
		136
New York 0.1%		
New York City Housing Dev. Corp., 6.42%, 11/1/27	30,000	31
New York Urban Dev. Corp, Personal Income Tax 5.50%, 3/15/18 (10)	35,000	38

Commercial Paper 0.0%		
Grampian Funding, 2.61%, 10/10/08	18,086	18
		18
Medium-Term Notes 0.3%		
Bank of Ireland, VR, 2.13%, 12/29/08	72,339	72
Bear Stearns, VR, 7.082%, 12/4/08	22,907	23
Bear Steams, VR, 7.13%, 3/23/09	12,057	12
Citigroup Funding, VR, 2.11%, 3/16/09	51,240	51
Commonwealth Bank, Australia, VR, 2.55%, 6/8/09	60,283	59
Goldman Sachs, VR, 7.13%, 2/13/09	45,815	45
JPMorgan Chase, VR, 2.93%, 6/2/09	37,375	37
K2 (USA), VR, 2.12%, 6/19/09	44,636	43
Merrill Lynch, VR, 2.853%, 5/8/09	12,057	12
Merrill Lynch, VR, 7.12%, 10/23/08	63,899	64
SLM, VR, 2.912%, 12/15/08	81,984	81
Wells Fargo, VR, 7.13%, 5/1/09	18,085	18
		517
Money Market Funds 0.3%		
T. Rowe Price Reserve Investment Fund, 3.04% (12)(13)	602,825	603
		603
Repurchase Agreements 0.1%		
Barclays Capital, Tri-Party, Dated 9/30/08, 1.50% Delivery Value of $113 on 10/1/08	113,260	113
		113
Total Investments in Pooled Account Managed by JPMorgan Chase Bank, London		1,500
Total Securities Lending Collateral (Cost $1,504)		1,500

Total Investments in Securities	
101.5% of Net Assets (Cost $169,767)	$ 166,236

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2008 -- total value of such securities at period-end amounts to $1,432. See Note 3.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $261 and represents 0.2% of net assets.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $1,601 and represents 1.0% of net assets.
(5) The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(6) All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2008.
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by MBIA Insurance Corp.
(9) Insured by Financial Security Assurance Inc.
(10) Insured by AMBAC Assurance Corp.
(11) SEC 30-day yield
(12) Affiliated Companies
(13) Seven-day yield
ADR American Depository Receipts
ARM Adjustable Rate Mortgage
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating-Rate Note
GDR Global Depository Receipts
GDS Global Depository Shares
GO General Obligation
GBP British Pound
HKD Hong Kong Dollar
IO Interest Only security for which the fund receives interest on notional principal

(12) Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 9/30/08	Value 12/31/07
T. Rowe Price Institutional Emerging Markets Equity Fund	$ 3,786	$ -	$ -	$ 2,632	$ 295
T. Rowe Price Institutional Floating Rate Fund, 6.28%	709	266	11	422	-
T. Rowe Price Institutional High Yield Fund, 8.70%	324	-	322	5,288	5,650
T. Rowe Price Institutional International Bond Fund, 4.66%	129	1,637	123	2,504	4,248
T. Rowe Price Reserve Investment Fund, 3.04%	¤	¤	158^	3,481	6,600
Totals			$ 614	$ 14,327	$ 16,793

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral investments, which are subect to rebates and fees as described in Note 3

Other information for the period ended September 30, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$ 16,860
Dividend income	614
Interest income	-
Investment income	$ 614
Realized gain (loss) on securities	$ 87
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2008:

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

Following is a reconciliation of the fund’s Level 3 investments for the period ended September 30, 2008:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps
The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At September 30, 2008, no such collateral was received.

Repurchase Agreements
The fund may invest in repurchase agreements. All repurchase agreements are fully collateralized by U.S. government securities or AAA-rated asset-backed securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At September 30, 2008, the value of loaned securities was $1,432,000.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments for federal income tax purposes was $169,767,000. Net unrealized loss aggregated $3,577,000 at period-end, of which $14,869,000 related to appreciated investments and $18,446,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 95.5%		
CONSUMER DISCRETIONARY 14.7%		
Auto Components 0.9%		
WABCO	85,000	3,021
		3,021
Distributors 0.3%		
LKQ Corporation (1)	49,000	831
		831
Hotels, Restaurants & Leisure 3.4%		
Chipotle Mexican Grill, Class B (1)	46,000	2,150
Gaylord Entertainment (1)	59,000	1,733
International Game Technology	101,000	1,735
Marriott, Class A	114,000	2,974
Panera Bread, Class A (1)	11,000	560
Pinnacle Entertainment (1)	18,000	136
Tim Hortons	58,000	1,719
		11,007
Internet & Catalog Retail 2.4%		
Amazon.com (1)	65,000	4,729
Expedia (1)	188,000	2,841
		7,570
Media 3.4%		
Ascent Media, Series A (1)	7,000	171
Cablevision, Class A	120,000	3,019
Clear Channel Outdoor, Class A (1)	110,000	1,505
Discovery Communications, Series A (1)	72,000	1,026
Discovery Communications, Series C (1)	71,900	1,018
Lamar Advertising (1)	121,000	3,738
Sirius XM Radio (1)	965,000	550
		11,027

Specialty Retail 4.3%		
Bed Bath & Beyond (1)	107,000	3,361
Best Buy	18,000	675
CarMax (1)	113,000	1,582
J. Crew Group (1)	56,000	1,600
O'Reilly Automotive (1)	94,000	2,516
PetSmart	135,000	3,336
Williams-Sonoma	33,000	534
		13,604
Total Consumer Discretionary		47,060
CONSUMER STAPLES 1.5%		
Food & Staples Retailing 1.5%		
Shoppers Drug Mart (CAD)	43,000	2,075
Whole Foods Market	146,000	2,924
Total Consumer Staples		4,999
ENERGY 9.0%		
Energy Equipment & Services 4.5%		
BJ Services	161,000	3,080
Cameron International (1)	29,000	1,118
FMC Technologies (1)	66,000	3,072
Smith International	89,000	5,219
TETRA Technologies (1)	71,000	983
Trican Well Service (CAD)	72,000	1,083
		14,555
Oil, Gas & Consumable Fuels 4.5%		
CNX Gas (1)	97,000	2,172
CONSOL Energy	68,000	3,120
EOG Resources	36,000	3,220
Murphy Oil	42,000	2,694

HEALTH CARE 16.3%		
Biotechnology 5.1%		
Alexion Pharmaceutical (1)	32,000	1,258
Amylin Pharmaceuticals (1)	36,000	728
BioMarin Pharmaceutical (1)	49,000	1,298
Cephalon (1)	66,000	5,114
Human Genome Sciences (1)	114,000	724
ImClone Systems (1)	21,000	1,311
Medarex (1)	41,000	265
Myriad Genetics (1)	19,000	1,233
OSI Pharmaceuticals (1)	29,000	1,429
Theravance (1)	49,000	611
Vertex Pharmaceuticals (1)	71,000	2,360
		16,331
Health Care Equipment & Supplies 3.6%		
C.R. Bard	30,000	2,846
Dentsply International	73,000	2,740
Edwards Lifesciences (1)	81,000	4,679
Gen-Probe (1)	25,000	1,326
		11,591
Health Care Providers & Services 2.4%		
Coventry Health Care (1)	41,000	1,335
Health Net (1)	49,000	1,156
Henry Schein (1)	71,000	3,823
Humana (1)	35,000	1,442
		7,756
Life Sciences Tools & Services 3.2%		
Illumina (1)	70,000	2,837
Millipore (1)	37,000	2,546
Qiagen NV (1)	95,000	1,874

Waters Corporation (1)	49,000	2,851
		10,108
Pharmaceuticals 2.0%		
Elan, ADR (1)	172,000	1,835
Sepracor (1)	39,000	714
Valeant Pharmaceuticals (1)	109,000	2,231
Warner Chilcott (1)	103,000	1,558
		6,338
Total Health Care		52,124
INDUSTRIALS & BUSINESS SERVICES 16.2%		
Aerospace & Defense 3.0%		
Alliant Techsystems (1)	42,000	3,946
Harris	6,000	277
Rockwell Collins	113,000	5,434
		9,657
Air Freight & Logistics 0.3%		
UTi Worldwide	62,000	1,055
		1,055
Airlines 1.3%		
Southwest Airlines	280,000	4,063
		4,063
Commercial Services & Supplies 0.8%		
EnergySolutions	64,000	640
IHS (1)	36,000	1,715
		2,355
Construction & Engineering 1.1%		
Quanta Services (1)	132,000	3,565
		3,565

Electrical Equipment 1.8%		
AMETEK	137,000	5,585
		5,585
Industrial Conglomerates 2.5%		
McDermott International (1)	54,000	1,380
Roper Industries	118,000	6,721
		8,101
Machinery 2.7%		
Danaher	22,000	1,527
Harsco	39,000	1,451
IDEX	102,000	3,164
ITT	35,000	1,946
Oshkosh	50,000	658
		8,746
Professional Services 1.6%		
Manpower	51,000	2,201
Robert Half International	118,000	2,921
		5,122
Trading Companies & Distributors 1.1%		
Fastenal	36,000	1,778
MSC Industrial Direct	38,000	1,751
		3,529
Total Industrials & Business Services		51,778
INFORMATION TECHNOLOGY 25.7%		
Communications Equipment 2.0%		
Ciena (1)	14,000	141
JDS Uniphase (1)	270,000	2,284

Juniper Networks (1)	194,000	4,088
		6,513
Computers & Peripherals 0.6%		
Seagate Technology	171,000	2,072
		2,072
Electronic Equipment, Instruments & Components 3.3%		
Dolby Laboratories, Class A (1)	71,000	2,499
FLIR Systems (1)	167,000	6,416
Itron (1)	7,000	620
Sunpower (1)	12,000	851
Sunpower, Series B (1)	2,000	138
		10,524
Internet Software & Services 0.9%		
VeriSign (1)	115,000	2,999
		2,999
IT Services 7.5%		
DST Systems (1)	72,000	4,031
Fiserv (1)	72,000	3,407
Global Payments	103,000	4,620
Iron Mountain (1)	109,000	2,661
SAIC (1)	217,000	4,390
Western Union	194,000	4,786
		23,895
Semiconductor & Semiconductor Equipment 6.1%		
Altera	169,000	3,495
Cree (1)	37,000	843
Intersil, Class A	94,000	1,558
Marvell Technology Group (1)	249,000	2,316
Microchip Technology	90,000	2,649
ON Semiconductor (1)	257,000	1,737

PMC-Sierra (1)	185,000	1,373
Teradyne (1)	144,000	1,125
Varian Semiconductor Equipment (1)	49,000	1,231
Xilinx	143,000	3,353
		19,680
Software 5.3%		
Amdocs (1)	118,000	3,231
Autodesk (1)	71,000	2,382
FactSet Research Systems	30,000	1,567
Jack Henry & Associates	72,000	1,464
McAfee (1)	84,000	2,853
MICROS Systems (1)	72,000	1,920
Red Hat (1)	126,000	1,899
Salesforce.com (1)	31,000	1,500
		16,816
Total Information Technology		82,499
MATERIALS 1.7%		
Chemicals 0.1%		
Intrepid Potash (1)	7,000	211
		211
Metals & Mining 1.6%		
Agnico-Eagle Mines	57,000	3,139
Teck Cominco, Class B	68,000	1,980
		5,119
Total Materials		5,330
TELECOMMUNICATION SERVICES 3.3%		
Wireless Telecommunication Services 3.3%		
American Tower, Class A (1)	95,000	3,417

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2008:

Following is a reconciliation of the fund’s Level 3 investments for the period ended September 30, 2008:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments for federal income tax purposes was $294,937,000. Net unrealized gain aggregated $25,832,000 at period-end, of which $67,262,000 related to appreciated investments and $41,430,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 100.6%		
BIOTECHNOLOGY 35.4%		
Major Biotechnology 22.2%		
Alkermes (1)	13,970	186
Allos Therapeutics (1)	6,200	46
Amgen (1)(5)	6,400	379
Array BioPharma (1)	2,300	18
Biogen Idec (1)(5)	1,400	71
Celgene (1)	6,506	412
Cephalon (1)	6,430	498
CV Therapeutics (1)	1,500	16
Genentech (1)(5)	6,120	543
Gilead Sciences (1)(5)	27,500	1,254
Human Genome Sciences (1)	5,380	34
ImClone Systems (1)(5)	4,820	301
Medicines Company (1)(5)	20,300	471
Neurocrine Biosciences (1)	6,461	30
OSI Pharmaceuticals (1)(5)	4,646	229
Seattle Genetics (1)	9,500	102
Sepracor (1)	5,100	93
United Therapeutics (1)(5)	1,000	105
Vertex Pharmaceuticals (1)(5)	12,100	402
		5,190
Other Biotechnology 13.2%		
Acadia Pharmaceuticals (1)	8,600	23
Acorda Therapeutics (1)(5)	6,000	143
Alexion Pharmaceutical (1)(5)	22,540	886
Alexza Pharmaceuticals (1)	3,100	15
Altus Pharmaceuticals (1)	1,500	2
Amylin Pharmaceuticals (1)(5)	5,690	115
BioCryst Pharmaceuticals (1)	6,700	21
Biodel (1)	4,800	16
BioMarin Pharmaceutical (1)	16,800	445
Cardiome Pharma (1)	2,700	20

LIFE SCIENCES 6.7%

Life Sciences 6.7%		
Applera	1,000	34
Charles River Laboratories (1)(5)	5,800	322
Covance (1)(5)	4,000	354
Dyadic International (1)	2,900	—
Dyadic International, Warrants, 5/30/10 Acquisition Date 12/1/06, Acquisition Cost $0 (1)(2)	400	0
Gen-Probe (1)	1,600	85
Illumina (1)(5)	7,800	316
Immucor (1)(5)	4,950	158
Invitrogen (1)(5)	500	19
Millipore (1)	1,400	96
Nanosphere (1)	200	2
Qiagen NV (1)(5)	900	18
Symyx Technologies (1)	4,400	44
Waters Corporation (1)(5)	1,900	110
Total Life Sciences		1,558

PHARMACEUTICALS 23.8%

European Major - Pharmaceuticals 1.9%		
Bayer AG (EUR)	695	50
Hikma Pharmaceuticals (GBP)	5,725	41
Merck (EUR)	3,240	348
		439
Major Pharmaceuticals 21.9%		
A&D Pharma Holding, GDR (EUR) (1)	4,826	22
Abbott Laboratories (5)	2,500	144
Alcon (5)	1,520	246
Allergan (5)	4,100	211
Barr Pharmaceuticals (1)	4,600	300
Basilea Pharmaceutica (CHF) (1)	305	45

Specialty Pharmaceuticals 0.0%		
AMAG Pharmaceuticals (1)	200	8
		8
Total Pharmaceuticals		5,571
PRODUCTS & DEVICES 15.1%		
Implants 13.0%		
ArthroCare (1)(5)	3,200	89
Baxter International (5)	10,300	676
Boston Scientific (1)	1,100	14
C.R. Bard (5)	800	76
Covidien	8,300	446
Dentsply International (5)	4,600	173
Edwards Lifesciences (1)(5)	3,000	173
EPIX Pharmaceuticals (1)	4,700	5
Intuitive Surgical (1)(5)	500	121
Medtronic (5)	4,800	240
Micrus Endovascular (1)	2,100	29
Mindray Medical International, ADR	1,400	47
Nobel Biocare (CHF)	2,200	74
NuVasive (1)	600	30
ResMed (1)(5)	600	26
Sonova Holding (CHF)	109	7
St. Jude Medical (1)(5)	5,100	222
Stereotaxis (1)	13,292	80
Stryker (5)	4,400	274
Wright Medical Group (1)	3,200	97
Zimmer Holdings (1)(5)	2,230	144
		3,043
Other Products & Devices 2.1%		
Conceptus (1)(5)	11,800	195
IDEXX Laboratories (1)(5)	1,000	55

Masimo (1)	1,300	48
Stericycle (1)(5)	3,000	177
TomoTherapy (1)	4,300	20
		495
Total Products & Devices		3,538

SERVICES 19.6%

Distribution 7.3%

Cardinal Health (5)	3,300	163
Catalyst Health Solutions (1)(5)	4,700	123
China Nepstar Chain Drugstore, ADR	700	4
CVS Caremark (5)	958	32
Express Scripts (1)(5)	2,000	148
Henry Schein (1)(5)	6,300	339
McKesson (5)	4,800	258
Medco (1)(5)	7,900	356
Omnicare	500	14
PharMerica (1)	6,400	144
Profarma Distribuidora (BRL)	9,900	82
Shoppers Drug Mart (CAD)	1,000	48
Walgreen	100	3
		1,714

Information 0.2%

Cerner (1)(5)	1,100	49
Vital Images (1)	300	5
		54

Other Services 0.6%

Diagnosticos da America (BRL)	1,400	19
Laboratory Corporation of America (1)(5)	1,400	97
Nighthawk Radiology (1)	1,300	9

Psychiatric Solutions (1)	1,400	53
		657
Total Services		4,600
Total Common Stocks (Cost $21,568)		23,544
CONVERTIBLE PREFERRED STOCKS 0.1%		
LIFE SCIENCES 0.1%		
Life Sciences 0.1%		
Pacific Biosciences, Series E, Acquisition Date: 7/11/08 Acquisition Cost $16 (1)(2)	2,400	16
Total Convertible Preferred Stocks (Cost $16)		16
SHORT-TERM INVESTMENTS 2.8%		
Money Market Funds 2.8%		
T. Rowe Price Reserve Investment Fund, 3.04% (3)(4)	662,853	663
Total Short-Term Investments (Cost $663)		663
Total Investments in Securities		
103.5% of Net Assets (Cost $22,247)		**$ 24,223**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $16 and represents 0.1% of net assets.
(3) Affiliated Companies
(4) Seven-day yield
(5) All or a portion of this security is pledged to cover written call options at September 30, 2008.
ADR American Depository Receipts

OPTIONS WRITTEN (3.2)%

Abbott Laboratories, Call, 1/17/09 @ $60.00 (1)	(200)	(1)
Abbott Laboratories, Call, 2/21/09 @ $62.50 (1)	(300)	(1)
Abbott Laboratories, Put, 1/17/09 @ $60.00 (1)	(300)	(2)
Abbott Laboratories, Put, 1/16/10 @ $60.00 (1)	(100)	(1)
Acorda Therapeutics, Call, 1/17/09 @ $40.00 (1)	(200)	—
Acorda Therapeutics, Call, 1/16/10 @ $50.00 (1)	(200)	—
Acorda Therapeutics, Put, 1/17/09 @ $30.00 (1)	(300)	(2)
Aetna, Put, 1/17/09 @ $50.00 (1)	(300)	(4)
Aetna, Put, 1/17/09 @ $55.00 (1)	(100)	(2)
Aetna, Put, 1/17/09 @ $60.00 (1)	(100)	(2)
Alcon, Call, 1/17/09 @ $170.00 (1)	(100)	(1)
Alcon, Call, 1/16/10 @ $180.00 (1)	(300)	(4)
Alcon, Put, 1/17/09 @ $170.00 (1)	(200)	(3)
Alcon, Put, 1/16/10 @ $170.00 (1)	(300)	(7)
Alcon, Put, 1/16/10 @ $180.00 (1)	(400)	(11)
Alcon, Put, 1/16/10 @ $190.00 (1)	(300)	(10)
Alexion Pharmaceutical, Call, 10/18/08 @ $40.00 (1)	(500)	(1)
Alexion Pharmaceutical, Call, 1/17/09 @ $40.00 (1)	(1,600)	(7)
Alexion Pharmaceutical, Call, 10/18/08 @ $42.50 (1)	(800)	(1)
Alexion Pharmaceutical, Put, 1/17/09 @ $40.00 (1)	(1,200)	(7)
Alexion Pharmaceutical, Put, 1/17/09 @ $45.00 (1)	(500)	(4)
Alkermes, Put, 1/17/09 @ $17.50 (1)	(200)	(1)
Alkermes, Put, 1/17/09 @ $20.00 (1)	(200)	(1)
Allergan, Call, 1/17/09 @ $70.00 (1)	(300)	—
Allergan, Put, 1/17/09 @ $65.00 (1)	(400)	(6)
Amedisys, Call, 12/20/08 @ $65.00 (1)	(500)	—
Amedisys, Call, 3/21/09 @ $65.00 (1)	(300)	(1)

Amedisys, Put, 3/21/09 @ $70.00 (1)	(400)	(9)
AMERIGROUP, Call, 1/17/09 @ $30.00 (1)	(700)	(1)
AMERIGROUP, Put, 1/17/09 @ $25.00 (1)	(400)	(1)
Amgen, Call, 1/17/09 @ $50.00 (1)	(1,000)	(11)
Amgen, Call, 1/17/09 @ $60.00 (1)	(1,000)	(5)
Amgen, Call, 1/17/09 @ $70.00 (1)	(500)	(1)
Amgen, Put, 1/17/09 @ $50.00 (1)	(300)	(1)
Amgen, Put, 1/17/09 @ $60.00 (1)	(400)	(2)
Amgen, Put, 4/18/09 @ $60.00 (1)	(300)	(2)
Amylin Pharmaceuticals, Call, 1/17/09 @ $35.00 (1)	(2,100)	(1)
Amylin Pharmaceuticals, Call, 1/17/09 @ $40.00 (1)	(300)	—
Amylin Pharmaceuticals, Put, 1/16/10 @ $20.00 (1)	(300)	(2)
Amylin Pharmaceuticals, Put, 1/17/09 @ $25.00 (1)	(300)	(2)
Amylin Pharmaceuticals, Put, 1/16/10 @ $25.00 (1)	(300)	(3)
Amylin Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(200)	(2)
Amylin Pharmaceuticals, Put, 1/17/09 @ $35.00 (1)	(100)	(2)
Amylin Pharmaceuticals, Put, 1/17/09 @ $40.00 (1)	(100)	(2)
ArthroCare, Call, 12/20/08 @ $60.00 (1)	(300)	—
Assurant, Call, 1/17/09 @ $70.00 (1)	(500)	—
Assurant, Put, 1/17/09 @ $70.00 (1)	(1,200)	(20)
Astrazeneca, Put, 1/17/09 @ $40.00 (1)	(400)	(1)
Barr Pharmaceuticals, Put, 11/22/08 @ $50.00 (1)	(300)	—
Barr Pharmaceuticals, Put, 2/21/09 @ $60.00 (1)	(100)	—
Baxter International, Call, 1/17/09 @ $70.00 (1)	(800)	(2)
Baxter International, Put, 1/17/09 @ $65.00 (1)	(400)	(1)
Baxter International, Put, 1/17/09 @ $70.00 (1)	(400)	(3)
Baxter International, Put, 1/16/10 @ $70.00 (1)	(300)	(3)
Baxter International, Put, 2/21/09 @ $75.00 (1)	(300)	(3)
Baxter International, Put, 1/16/10 @ $75.00 (1)	(100)	(1)

Biogen Idec, Call, 1/17/09 @ $70.00 (1)	(100)	–
Biogen Idec, Put, 1/17/09 @ $50.00 (1)	(200)	(1)
Biogen Idec, Put, 1/17/09 @ $55.00 (1)	(200)	(2)
Biogen Idec, Put, 1/17/09 @ $70.00 (1)	(400)	(8)
BioMarin Pharmaceutical, Put, 1/17/09 @ $25.00 (1)	(500)	(1)
BioMarin Pharmaceutical, Put, 1/17/09 @ $35.00 (1)	(100)	(1)
BioMarin Pharmaceutical, Put, 1/17/09 @ $40.00 (1)	(500)	(7)
Boston Scientific, Put, 1/17/09 @ $12.50 (1)	(300)	–
Boston Scientific, Put, 1/17/09 @ $15.00 (1)	(1,100)	(3)
C.R. Bard, Call, 1/17/09 @ $100.00 (1)	(600)	(2)
C.R. Bard, Put, 1/17/09 @ $100.00 (1)	(100)	(1)
Cardinal Health, Call, 1/17/09 @ $55.00 (1)	(500)	(1)
Cardinal Health, Put, 3/21/09 @ $60.00 (1)	(200)	(2)
Cardinal Health, Put, 1/17/09 @ $70.00 (1)	(100)	(2)
Catalyst Health Solutions, Call, 12/20/08 @ $30.00 (1)	(400)	–
Catalyst Health Solutions, Call, 12/20/08 @ $35.00 (1)	(200)	–
Catalyst Health Solutions, Put, 12/20/08 @ $30.00 (1)	(100)	–
Catalyst Health Solutions, Put, 12/20/08 @ $35.00 (1)	(300)	(3)
Celgene, Call, 1/17/09 @ $70.00 (1)	(800)	(3)
Celgene, Call, 1/17/09 @ $75.00 (1)	(500)	(1)
Celgene, Put, 1/16/10 @ $70.00 (1)	(200)	(3)
Celgene, Put, 1/17/09 @ $80.00 (1)	(300)	(5)
Cephalon, Put, 1/17/09 @ $60.00 (1)	(100)	–
Cephalon, Put, 11/22/08 @ $70.00 (1)	(100)	–
Cephalon, Put, 11/22/08 @ $80.00 (1)	(200)	(1)
Cephalon, Put, 1/17/09 @ $80.00 (1)	(500)	(4)
Cerner, Call, 1/17/09 @ $55.00 (1)	(300)	–
Cerner, Put, 1/17/09 @ $60.00 (1)	(100)	(2)
Charles River Laboratories, Call, 1/17/09 @ $65.00 (1)	(800)	(1)

Charles River Laboratories, Call, 1/17/09 @ $70.00 (1)	(300)	—
Charles River Laboratories, Put, 1/17/09 @ $65.00 (1)	(100)	(1)
Charles River Laboratories, Put, 1/17/09 @ $70.00 (1)	(200)	(3)
CIGNA, Put, 1/17/09 @ $40.00 (1)	(300)	(2)
CIGNA, Put, 1/17/09 @ $50.00 (1)	(200)	(3)
Community Health Systems, Put, 1/17/09 @ $35.00 (1)	(100)	(1)
Conceptus, Call, 11/22/08 @ $20.00 (1)	(100)	—
Covance, Call, 1/17/09 @ $90.00 (1)	(500)	(3)
Covance, Call, 11/22/08 @ $100.00 (1)	(300)	—
Covidien, Call, 4/18/09 @ $60.00 (1)	(100)	—
Covidien, Put, 10/18/08 @ $50.00 (1)	(200)	—
Covidien, Put, 1/16/10 @ $50.00 (1)	(300)	(2)
Covidien, Put, 1/17/09 @ $55.00 (1)	(100)	—
Covidien, Put, 1/16/10 @ $55.00 (1)	(600)	(5)
Cubist Pharmaceuticals, Put, 1/17/09 @ $20.00 (1)	(400)	(1)
CVS Caremark, Call, 1/17/09 @ $42.50 (1)	(600)	—
CVS Caremark, Put, 1/17/09 @ $45.00 (1)	(500)	(6)
DaVita, Call, 1/17/09 @ $55.00 (1)	(600)	(3)
DaVita, Call, 1/17/09 @ $60.00 (1)	(1,100)	(3)
DaVita, Put, 1/17/09 @ $50.00 (1)	(100)	—
DaVita, Put, 1/17/09 @ $55.00 (1)	(200)	(1)
DaVita, Put, 1/17/09 @ $60.00 (1)	(400)	(2)
Dentsply International, Call, 10/18/08 @ $40.00 (1)	(800)	—
Dentsply International, Call, 1/17/09 @ $45.00 (1)	(600)	—
Edwards Lifesciences, Call, 11/22/08 @ $50.00 (1)	(300)	(3)
Edwards Lifesciences, Call, 1/17/09 @ $60.00 (1)	(600)	(2)
Edwards Lifesciences, Put, 1/17/09 @ $55.00 (1)	(200)	(1)
Elan, Put, 1/16/10 @ $20.00 (1)	(600)	(7)
Elan, Put, 1/17/09 @ $22.50 (1)	(500)	(6)

Elan, Put, 1/17/09 @ $25.00 (1)	(400)	(6)
Elan, Put, 1/16/10 @ $25.00 (1)	(800)	(12)
Elan, Put, 1/16/10 @ $30.00 (1)	(300)	(6)
Eli Lilly, Put, 1/17/09 @ $50.00 (1)	(300)	(2)
Express Scripts, Call, 1/17/09 @ $85.00 (1)	(300)	(1)
Express Scripts, Put, 1/17/09 @ $65.00 (1)	(300)	(1)
Express Scripts, Put, 1/17/09 @ $70.00 (1)	(300)	(2)
Express Scripts, Put, 1/17/09 @ $75.00 (1)	(300)	(2)
Express Scripts, Put, 1/16/10 @ $80.00 (1)	(200)	(3)
Forest Laboratories, Put, 1/16/10 @ $40.00 (1)	(200)	(2)
Gen-Probe, Put, 1/17/09 @ $50.00 (1)	(200)	(1)
Genentech, Call, 12/20/08 @ $110.00 (1)	(500)	—
Genentech, Put, 1/17/09 @ $70.00 (1)	(200)	(1)
Genentech, Put, 1/17/09 @ $75.00 (1)	(300)	(1)
Genentech, Put, 1/17/09 @ $80.00 (1)	(100)	—
Genentech, Put, 3/21/09 @ $90.00 (1)	(300)	(3)
Genentech, Put, 3/21/09 @ $100.00 (1)	(400)	(6)
Genzyme, Put, 1/17/09 @ $75.00 (1)	(200)	(1)
Gilead Sciences, Call, 11/22/08 @ $57.50 (1)	(1,600)	(1)
Gilead Sciences, Call, 11/22/08 @ $60.00 (1)	(800)	—
Gilead Sciences, Call, 1/17/09 @ $60.00 (1)	(500)	—
Gilead Sciences, Put, 1/16/10 @ $45.00 (1)	(300)	(2)
Gilead Sciences, Put, 11/22/08 @ $50.00 (1)	(200)	(1)
Gilead Sciences, Put, 11/22/08 @ $57.50 (1)	(500)	(6)
Gilead Sciences, Put, 2/21/09 @ $57.50 (1)	(400)	(5)
Gilead Sciences, Put, 11/22/08 @ $60.00 (1)	(900)	(13)
Gilead Sciences, Put, 1/17/09 @ $60.00 (1)	(800)	(12)
Gilead Sciences, Put, 1/16/10 @ $60.00 (1)	(200)	(3)
Health Net, Put, 1/17/09 @ $35.00 (1)	(300)	(4)

Healthways, Put, 1/17/09 @ $35.00 (1)	(200)	(4)
Henry Schein, Call, 1/17/09 @ $65.00 (1)	(300)	—
Henry Schein, Put, 1/17/09 @ $60.00 (1)	(500)	(4)
Henry Schein, Put, 1/16/10 @ $60.00 (1)	(100)	(1)
Humana, Call, 11/22/08 @ $55.00 (1)	(500)	—
Humana, Call, 1/17/09 @ $60.00 (1)	(400)	—
Humana, Put, 1/17/09 @ $55.00 (1)	(400)	(6)
IDEXX Laboratories, Call, 1/17/09 @ $65.00 (1)	(300)	—
Illumina, Call, 1/17/09 @ $52.50 (1)	(1,000)	(1)
Illumina, Put, 1/17/09 @ $37.50 (1)	(200)	(1)
Illumina, Put, 1/17/09 @ $40.00 (1)	(200)	(1)
Illumina, Put, 1/17/09 @ $45.00 (1)	(400)	(3)
Illumina, Put, 1/16/10 @ $45.00 (1)	(200)	(2)
ImClone Systems, Call, 11/22/08 @ $45.00 (1)	(700)	(12)
ImClone Systems, Call, 11/22/08 @ $50.00 (1)	(600)	(8)
ImClone Systems, Call, 1/17/09 @ $50.00 (1)	(300)	(4)
ImClone Systems, Call, 1/17/09 @ $60.00 (1)	(800)	(4)
ImClone Systems, Put, 1/16/10 @ $50.00 (1)	(300)	—
Immucor, Call, 1/17/09 @ $35.00 (1)	(500)	(1)
Immucor, Put, 1/17/09 @ $20.00 (1)	(300)	—
Immucor, Put, 1/17/09 @ $30.00 (1)	(200)	—
Immucor, Put, 1/17/09 @ $35.00 (1)	(200)	(1)
Intermune, Put, 1/17/09 @ $25.00 (1)	(1,300)	(15)
Intuitive Surgical, Call, 1/17/09 @ $300.00 (1)	(100)	(1)
Intuitive Surgical, Call, 1/16/10 @ $330.00 (1)	(100)	(3)
Intuitive Surgical, Put, 1/17/09 @ $270.00 (1)	(100)	(5)
Invitrogen, Call, 11/22/08 @ $45.00 (1)	(300)	—
Invitrogen, Put, 1/17/09 @ $40.00 (1)	(300)	(1)
Invitrogen, Put, 11/22/08 @ $45.00 (1)	(300)	(2)

Johnson & Johnson, Call, 1/17/09 @ $75.00 (1)	(700)	(1)
Laboratory Corporation of America, Call, 1/17/09 @ $70.00 (1)	(200)	(1)
Laboratory Corporation of America, Put, 1/17/09 @ $65.00 (1)	(300)	(1)
Lifepoint Hospitals, Call, 11/22/08 @ $35.00 (1)	(600)	(1)
McKesson, Call, 1/17/09 @ $60.00 (1)	(300)	—
McKesson, Put, 1/17/09 @ $60.00 (1)	(300)	(2)
Medco, Call, 1/17/09 @ $55.00 (1)	(1,100)	(1)
Medco, Put, 1/17/09 @ $45.00 (1)	(200)	(1)
Medco, Put, 1/17/09 @ $50.00 (1)	(500)	(3)
Medco, Put, 1/17/09 @ $55.00 (1)	(500)	(5)
Medco, Put, 1/16/10 @ $55.00 (1)	(300)	(3)
Medicines Company, Call, 4/18/09 @ $30.00 (1)	(100)	—
Medicines Company, Put, 1/17/09 @ $22.50 (1)	(400)	(1)
Medicines Company, Put, 1/17/09 @ $25.00 (1)	(300)	(1)
Medicines Company, Put, 4/18/09 @ $25.00 (1)	(500)	(2)
Medtronic, Call, 1/17/09 @ $55.00 (1)	(800)	(1)
Medtronic, Call, 2/21/09 @ $60.00 (1)	(300)	—
Medtronic, Put, 1/17/09 @ $55.00 (1)	(600)	(4)
Merck, Put, 1/17/09 @ $40.00 (1)	(300)	(3)
Merck, Put, 1/17/09 @ $50.00 (1)	(700)	(13)
Millipore, Put, 1/17/09 @ $80.00 (1)	(200)	(2)
Monsanto, Put, 1/16/10 @ $120.00 (1)	(200)	(7)
Monsanto, Put, 1/17/09 @ $125.00 (1)	(500)	(15)
Monsanto, Put, 1/17/09 @ $130.00 (1)	(700)	(24)
Monsanto, Put, 1/17/09 @ $135.00 (1)	(400)	(15)
Monsanto, Put, 10/18/08 @ $140.00 (1)	(100)	(4)
Monsanto, Put, 1/17/09 @ $140.00 (1)	(500)	(22)
Monsanto, Put, 1/16/10 @ $140.00 (1)	(600)	(30)
Myriad Genetics, Call, 1/17/09 @ $55.00 (1)	(500)	(6)

ONYX Pharmaceuticals, Call, 1/17/09 @ $50.00 (1)	(400)	–
ONYX Pharmaceuticals, Call, 2/21/09 @ $50.00 (1)	(300)	–
ONYX Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(300)	(1)
ONYX Pharmaceuticals, Put, 1/19/09 @ $35.00 (1)	(400)	(2)
ONYX Pharmaceuticals, Put, 1/17/09 @ $45.00 (1)	(300)	(3)
ONYX Pharmaceuticals, Put, 1/17/09 @ $50.00 (1)	(300)	(4)
OSI Pharmaceuticals, Call, 1/17/09 @ $45.00 (1)	(600)	(6)
OSI Pharmaceuticals, Call, 1/17/09 @ $50.00 (1)	(400)	(3)
OSI Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(300)	–
Pfizer, Put, 1/19/09 @ $25.00 (1)	(500)	(3)
Qiagen NV, Call, 1/17/09 @ $20.00 (1)	(900)	(2)
ResMed, Call, 10/18/08 @ $45.00 (1)	(600)	–
Schering-Plough, Put, 1/16/10 @ $15.00 (1)	(300)	(1)
Schering-Plough, Put, 1/17/09 @ $30.00 (1)	(300)	(3)
Schering-Plough, Put, 1/17/09 @ $35.00 (1)	(100)	(2)
Sepracor, Put, 1/17/09 @ $22.50 (1)	(300)	(2)
Shire, Call, 1/17/09 @ $60.00 (1)	(900)	(1)
Shire, Put, 1/17/09 @ $50.00 (1)	(300)	(2)
St. Jude Medical, Call, 1/17/09 @ $50.00 (1)	(300)	–
St. Jude Medical, Put, 1/17/09 @ $45.00 (1)	(300)	(1)
Stericycle, Call, 2/21/09 @ $70.00 (1)	(500)	(1)
Stericycle, Put, 2/21/09 @ $65.00 (1)	(100)	(1)
Stryker, Call, 1/17/09 @ $70.00 (1)	(500)	(1)
Stryker, Call, 1/17/09 @ $75.00 (1)	(1,400)	(1)
Stryker, Put, 1/17/09 @ $65.00 (1)	(300)	(2)
Stryker, Put, 1/17/09 @ $70.00 (1)	(100)	(1)
Stryker, Put, 1/16/10 @ $70.00 (1)	(100)	(1)
Stryker, Put, 1/17/09 @ $75.00 (1)	(600)	(8)
Teva Pharmaceutical, Call, 12/20/08 @ $45.00 (1)	(1,100)	(3)

Teva Pharmaceutical, Call, 1/17/09 @ $50.00 (1)	(800)	(1)
Teva Pharmaceutical, Put, 1/16/10 @ $40.00 (1)	(300)	(1)
Teva Pharmaceutical, Put, 1/17/09 @ $50.00 (1)	(800)	(4)
United Therapeutics, Call, 11/22/08 @ $110.00 (1)	(300)	(4)
United Therapeutics, Call, 11/22/08 @ $125.00 (1)	(100)	(1)
UnitedHealth Group, Put, 1/17/09 @ $35.00 (1)	(400)	(4)
UnitedHealth Group, Put, 1/17/09 @ $40.00 (1)	(100)	(1)
UnitedHealth Group, Put, 1/17/09 @ $45.00 (1)	(100)	(2)
Universal American Financial, Put, 1/17/09 @ $12.50 (1)	(300)	(1)
Valeant Pharmaceuticals, Call, 3/21/09 @ $20.00 (1)	(900)	(3)
Valeant Pharmaceuticals, Put, 1/16/10 @ $20.00 (1)	(300)	(1)
Vertex Pharmaceuticals, Call, 1/17/09 @ $40.00 (1)	(500)	(1)
Vertex Pharmaceuticals, Put, 1/17/09 @ $30.00 (1)	(500)	(2)
Walgreen, Put, 1/17/09 @ $40.00 (1)	(800)	(7)
Walgreen, Put, 1/17/09 @ $45.00 (1)	(100)	(1)
Waters Corporation, Call, 1/17/09 @ $75.00 (1)	(400)	—
Waters Corporation, Put, 1/17/09 @ $60.00 (1)	(300)	(2)
Waters Corporation, Put, 1/17/09 @ $65.00 (1)	(100)	(1)
WellCare Health Plans, Put, 1/17/09 @ $35.00 (1)	(700)	(3)
WellPoint, Call, 1/17/09 @ $60.00 (1)	(700)	(1)
WellPoint, Put, 1/17/09 @ $45.00 (1)	(300)	(1)
Wyeth, Call, 1/17/09 @ $42.50 (1)	(500)	—
Wyeth, Put, 1/17/09 @ $40.00 (1)	(300)	(1)
Wyeth, Put, 1/16/10 @ $45.00 (1)	(300)	(3)
Wyeth, Put, 1/17/09 @ $50.00 (1)	(600)	(8)
Wyeth, Put, 1/16/10 @ $50.00 (1)	(300)	(4)
XenoPort, Call, 12/20/08 @ $50.00 (1)	(300)	(2)
XenoPort, Call, 1/17/09 @ $60.00 (1)	(500)	(1)
XenoPort, Put, 1/17/09 @ $45.00 (1)	(200)	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Portfolio
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
On January 1, 2008 the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2008:

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

Following is a reconciliation of the fund’s Level 3 investments for the period ended September 30, 2008:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Options
The fund may invest in call and put options that give the holder the right to purchase and sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments for federal income tax purposes was $22,247,000. Net unrealized gain aggregated $1,844,000 at period-end, of which $4,092,000 related to appreciated investments and $2,248,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 94.0%		
CONSUMER DISCRETIONARY 8.1%		
Auto Components 0.2%		
Goodyear Tire & Rubber (1)	170	3
Johnson Controls	440	13
		16
Automobiles 0.2%		
Ford Motor (1)	1,610	8
GM	380	4
Harley-Davidson	120	4
		16
Distributors 0.1%		
Genuine Parts	120	5
		5
Diversified Consumer Services 0.1%		
Apollo Group, Class A (1)	100	6
H&R Block	260	6
		12
Hotels, Restaurants & Leisure 1.2%		
Carnival	320	11
Darden Restaurants	115	3
International Game Technology	230	4
Interval Leisure (1)	20	—
Marriott, Class A	240	6
McDonald's	800	50
Starbucks (1)	480	7
Starwood Hotels & Resorts	90	3
Wyndham Worldwide	138	2
Yum! Brands	360	12
		98

Household Durables 0.4%		
Black & Decker	40	2
Centex	70	1
D. R. Horton	200	3
Fortune Brands	80	4
Harman International	50	2
KB Home	40	1
Leggett & Platt	80	2
Lennar, Class A	100	1
Newell Rubbermaid	160	3
Pulte	120	2
Snap-On	40	2
Stanley Works	50	2
Whirlpool	46	4
		29
Internet & Catalog Retail 0.3%		
Amazon.com (1)	230	17
Expedia (1)	200	3
HSN (1)	20	—
Ticketmaster (1)	20	—
		20
Leisure Equipment & Products 0.2%		
Eastman Kodak	200	3
Hasbro	130	5
Mattel	290	5
		13
Media 2.6%		
CBS, Class B	475	7
Comcast, Class A	2,164	43
DirectTV (1)	500	13
Disney	1,380	42

Gannett	170	3
Interpublic (1)	314	2
McGraw-Hill	220	7
Meredith	30	1
New York Times, Class A	80	1
News Corporation, Class A	1,700	20
Omnicom	200	8
Scripps Networks Interactive	100	4
Time Warner	2,625	34
Viacom, Class B (1)	415	10
Washington Post, Class B	7	4
		199
Multiline Retail 0.8%		
Big Lots (1)	40	1
Family Dollar Stores	110	3
J.C. Penney	190	6
Kohl's (1)	220	10
Macys	252	5
Nordstrom	120	3
Sears (1)	50	5
Target	570	28
		61
Specialty Retail 1.6%		
Abercrombie & Fitch	100	4
AutoNation (1)	100	1
AutoZone (1)	30	4
Bed Bath & Beyond (1)	180	6
Best Buy	270	10
GameStop, Class A (1)	150	5
GAP	340	6
Home Depot	1,260	33
Lowes	1,080	25

Office Depot (1)	210	1
RadioShack	80	1
Sherwin-Williams	30	2
Staples	515	12
The Limited	180	3
Tiffany	90	3
TJX	330	10
		126
Textiles, Apparel & Luxury Goods 0.4%		
Coach (1)	240	6
Jones Apparel	50	1
Liz Claiborne	60	1
Nike, Class B	260	17
V. F.	70	6
		31
Total Consumer Discretionary		626
CONSUMER STAPLES 11.4%		
Beverages 2.6%		
Anheuser-Busch	460	30
Brown-Forman, Class B	60	4
Coca-Cola	1,370	72
Coca-Cola Enterprises	210	4
Constellation Brands, Class A (1)	160	3
Dr. Pepper Snapple Group (1)	150	4
Molson Coors Brewing, Class B	60	3
Pepsi Bottling	120	4
PepsiCo	1,152	82
		206
Food & Staples Retailing 2.7%		
Costco Wholesale	260	17

CVS Caremark	1,015	34
Kroger	500	14
Safeway	310	7
SuperValu	133	3
Sysco	450	14
Wal-Mart	1,630	97
Walgreen	700	22
Whole Foods Market	100	2
		210
Food Products 1.7%		
Archer-Daniels-Midland	503	11
Campbell Soup	180	7
ConAgra	350	7
Dean Foods (1)	100	2
General Mills	250	17
Heinz	220	11
Hershey Foods	100	4
Kellogg	180	10
Kraft Foods, Class A	1,075	35
McCormick	110	4
Sara Lee	510	7
Tyson Foods, Class A	200	2
Wrigley	150	12
		129
Household Products 2.6%		
Clorox	120	8
Colgate-Palmolive	320	24
Kimberly-Clark	290	19
Procter & Gamble	2,156	150
		201
Personal Products 0.2%		
Avon	320	13

Estee Lauder, Class A	70	4
		17
Tobacco 1.6%		
Altria	1,510	30
Lorillard	100	7
Philip Morris International	1,510	72
Reynolds American	120	6
UST	100	7
		122
Total Consumer Staples		885
ENERGY 12.5%		
Energy Equipment & Services 2.5%		
Baker Hughes	220	13
BJ Services	250	5
Cameron International (1)	200	8
ENSCO International	100	6
Halliburton	600	20
Nabors Industries (1)	200	5
National Oilwell Varco (1)	300	15
Noble Drilling	220	10
Rowan	40	1
Schlumberger	860	67
Smith International	150	9
Transocean (1)	231	25
Weatherford International (1)	480	12
		196
Oil, Gas & Consumable Fuels 10.0%		
Anadarko Petroleum	360	17
Apache	238	25
Cabot Oil & Gas	100	4

Chesapeake Energy	360	13
Chevron	1,490	123
ConocoPhillips	1,110	81
CONSOL Energy	100	5
Devon Energy	320	29
El Paso Corporation	461	6
EOG Resources	180	16
ExxonMobil	3,720	289
Hess	200	16
Marathon Oil	458	18
Massey Energy	100	4
Murphy Oil	130	8
Noble Energy	100	6
Occidental Petroleum	600	42
Peabody Energy	200	9
Pioneer Natural Resources	70	4
Range Resources	100	4
Southwestern Energy (1)	300	9
Spectra Energy	470	11
Sunoco	80	3
Tesoro Petroleum	100	2
Valero Energy	370	11
Williams Companies	430	10
XTO Energy	345	16
		781
Total Energy		977
FINANCIALS 14.3%		
Capital Markets 2.5%		
American Capital	150	4
Ameriprise Financial	180	7
Bank of New York Mellon	823	27
Charles Schwab	630	16

Federated Investors, Class B	60	2
Franklin Resources	120	10
Goldman Sachs	290	37
Invesco	300	6
Janus Capital	100	2
Legg Mason	150	6
Merrill Lynch	1,090	28
Morgan Stanley	820	19
Northern Trust	120	9
State Street	330	19
		192

Commercial Banks 2.6%

BB&T	340	13
Comerica	120	4
Fifth Third Bancorp	367	4
First Horizon National	164	1
Huntington Bancshares	220	2
KeyCorp	360	4
M & T Bank	10	1
Marshall & Ilsley	200	4
National City	360	1
PNC Financial Services	210	16
Regions Financial	540	5
SunTrust	270	12
U.S. Bancorp	1,267	46
Wells Fargo	2,320	87
Zions Bancorp	40	1
		201

Consumer Finance 0.7%

American Express	850	30
Capital One Financial	250	13
Discover Financial	310	4

SLM Corporation (1)	340	4
		51
Diversified Financial Services 4.5%		
Bank of America	3,198	112
CIT Group	200	1
Citigroup	3,960	81
CME Group	40	15
IntercontinentalExchange (1)	50	4
JPMorgan Chase	2,583	121
Leucadia National	100	5
Moody's	190	6
NYSE Euronext	200	8
		353
Insurance 2.7%		
AFLAC	310	18
Allstate	400	18
Aon	200	9
Assurant	100	5
Chubb	250	14
Cincinnati Financial	127	4
Genworth Financial, Class A	330	3
Hartford Financial Services	200	8
Lincoln National	178	8
Loews	270	11
Marsh & McLennan	370	12
MBIA	165	2
MetLife	560	31
Principal Financial	210	9
Progressive	500	9
Prudential Financial	300	22
Travelers	378	17
Torchmark	40	2

HEALTH CARE 12.3%

Biotechnology 1.6%

Amgen (1)	783	47
Biogen Idec (1)	243	12
Celgene (1)	300	19
Genzyme (1)	190	15
Gilead Sciences (1)	660	30
		123

Health Care Equipment & Supplies 2.2%

Baxter International	400	26
Becton, Dickinson & Company	180	14
Boston Scientific (1)	952	12
C.R. Bard	70	7
Covidien	393	21
Hospira (1)	119	5
Intuitive Surgical (1)	30	7
Medtronic	840	42
St. Jude Medical (1)	220	10
Stryker	200	12
Varian Medical (1)	120	7
Zimmer (1)	163	11
		174

Health Care Providers & Services 1.9%

Aetna	340	12
AmerisourceBergen	130	5
Cardinal Health	240	12
CIGNA	200	7
Coventry Health Care (1)	100	3
DaVita (1)	100	6
Express Scripts (1)	200	15
Humana (1)	130	5

Laboratory Corporation of America (1)	90	6
McKesson	170	9
Medco (1)	350	16
Patterson Companies (1)	100	3
Quest Diagnostics	100	5
Tenet Healthcare (1)	315	2
UnitedHealth Group	870	22
WellPoint (1)	400	19
		147
Health Care Technology 0.0%		
IMS Health	180	3
		3
Life Sciences Tools & Services 0.4%		
Applera	130	4
Millipore (1)	30	2
PerkinElmer	70	2
Thermo Fisher Scientific (1)	250	14
Waters (1)	90	5
		27
Pharmaceuticals 6.2%		
Abbott Laboratories	1,090	63
Allergan	220	11
Barr Pharmaceuticals (1)	50	3
Bristol-Myers Squibb	1,390	29
Eli Lilly	700	31
Forest Laboratories (1)	260	7
Johnson & Johnson	2,018	140
King Pharmaceuticals (1)	223	2
Merck	1,550	49
Mylan (1)	200	2
Pfizer	4,774	88
Schering-Plough	1,140	21

Building Products 0.1%		
Masco	250	4
		4
Commercial Services & Supplies 0.4%		
Allied Waste Industries (1)	250	3
Avery Dennison	100	4
Cintas	90	3
Pitney Bowes	120	4
R.R. Donnelley	200	5
Waste Management	350	11
		30
Construction & Engineering 0.1%		
Fluor	130	7
Jacobs Engineering (1)	50	3
		10
Electrical Equipment 0.4%		
Cooper Industries, Class A	150	6
Emerson Electric	570	23
Rockwell Automation	90	4
		33
Industrial Conglomerates 3.0%		
3M	510	35
GE	7,020	179
Textron	220	6
Tyco International	343	12
		232
Machinery 1.5%		
Caterpillar	440	26
Cummins Engine	140	6
Danaher	190	13

INFORMATION TECHNOLOGY 15.0%

Communications Equipment 2.4%		
Ciena (1)	101	1
Cisco Systems (1)	4,140	94
Corning	1,160	18
JDS Uniphase (1)	142	1
Juniper Networks (1)	400	9
Motorola	1,590	11
QUALCOMM	1,170	50
Tellabs (1)	310	1
		185
Computers & Peripherals 4.2%		
Apple (1)	640	73
Dell (1)	1,430	24
EMC (1)	1,460	17
Hewlett-Packard	1,707	79
IBM	990	116
Lexmark International (1)	90	3
NetApp (1)	240	4
QLogic (1)	80	1
Sandisk (1)	200	4
Sun Microsystems (1)	525	4
Teradata (1)	170	3
		328
Electronic Equipment, Instruments & Components 0.3%		
Agilent Technologies (1)	220	7
Amphenol, Class A	100	4
Jabil Circuit	150	1
Molex	80	2
Tyco Electronics	343	9
		23

Internet Software & Services 1.4%		
Akamai Technologies (1)	100	2
eBay (1)	820	18
Google, Class A (1)	170	68
Monster Worldwide (1)	70	1
VeriSign (1)	200	5
Yahoo! (1)	950	17
		111
IT Services 0.9%		
Affiliated Computer Services, Class A (1)	70	3
Automatic Data Processing	390	17
Cognizant Technology Solutions (1)	200	5
Computer Sciences (1)	110	4
Convergys (1)	100	1
Fidelity National Information	100	2
Fiserv (1)	140	7
Mastercard, Class A	50	9
Paychex	220	7
Total System Services	153	2
Unisys (1)	260	1
Western Union	475	12
		70
Office Electronics 0.1%		
Xerox	650	8
		8
Semiconductor & Semiconductor Equipment 2.1%		
Advanced Micro Devices (1)	460	2
Altera	180	4
Analog Devices	200	5
Applied Materials	990	15
Broadcom, Class A (1)	310	6

MATERIALS 3.1%

Chemicals 1.9%		
Air Products & Chemicals	150	10
CF Industries	40	4
Dow Chemical	628	20
DuPont	700	28
Eastman Chemical	100	6
Ecolab	110	5
Hercules	40	1
International Flavors & Fragrances	70	3
Monsanto	400	40
PPG Industries	110	6
Praxair	230	16
Rohm & Haas	60	4
Sigma Aldrich	60	3
		146
Construction Materials 0.0%		
Vulcan Materials	40	3
		3
Containers & Packaging 0.1%		
Ball	90	3
Bemis	120	3
Pactiv (1)	110	3
Sealed Air	80	2
		11
Metals & Mining 0.8%		
AK Steel	120	3
Alcoa	600	13
Allegheny Technologies	30	1
Freeport-McMoRan Copper & Gold	277	16
Newmont Mining	330	13

TRUSTS & MUTUAL FUNDS 0.7%

Trusts & Mutual Funds 0.7%

S&P Depository Receipts Trust	470	55
Total Trusts & Mutual Funds		55

UTILITIES 3.4%

Electric Utilities 2.1%

Allegheny Energy	120	4
American Electric Power	320	12
Duke Energy	941	16
Edison International	280	11
Entergy	140	12
Exelon	450	28
FirstEnergy	253	17
FPL	310	16
Pinnacle West Capital	50	2
Potomac Electric Power	150	3
PPL	230	9
Progress Energy	220	10
Southern Company	530	20
		160

Gas Utilities 0.1%

Questar	100	4
		4

Independent Power Producers & Energy Traders 0.1%

AES (1)	520	6
Constellation Energy	130	3
Dynegy, Class A (1)	392	2
		11

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Portfolio
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2008:

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments for federal income tax purposes was $6,666,000. Net unrealized gain aggregated $1,087,000 at period-end, of which $1,758,000 related to appreciated investments and $671,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.4%		
CONSUMER DISCRETIONARY 9.8%		
Hotels, Restaurants & Leisure 3.0%		
International Game Technology	30,100	517
Las Vegas Sands (1)	55,500	2,004
Marriott, Class A	74,600	1,946
McDonald's	53,200	3,283
MGM Mirage (1)	57,019	1,625
Yum! Brands	72,500	2,364
		11,739
Internet & Catalog Retail 2.9%		
Amazon.com (1)	138,000	10,041
Expedia (1)	83,500	1,262
		11,303
Media 2.0%		
Discovery Communications, Class A (1)	78,350	1,117
Discovery Communications, Class C (1)	36,250	513
McGraw-Hill	105,100	3,322
Omnicom	57,000	2,198
Shaw Communications, Class B	30,200	614
		7,764
Multiline Retail 1.0%		
Kohl's (1)	80,300	3,700
		3,700
Specialty Retail 0.5%		
Bed Bath & Beyond (1)	65,600	2,060
		2,060

Textiles, Apparel & Luxury Goods 0.4%		
Coach (1)	53,700	1,345
		1,345
Total Consumer Discretionary		37,911
CONSUMER STAPLES 4.3%		
Beverages 0.9%		
Coca-Cola	5,900	312
PepsiCo	43,510	3,101
		3,413
Food & Staples Retailing 3.3%		
Costco Wholesale	32,800	2,130
CVS Caremark	129,303	4,352
Sysco	12,500	386
Wal-Mart	95,660	5,729
		12,597
Household Products 0.1%		
Procter & Gamble	8,385	584
		584
Total Consumer Staples		16,594
ENERGY 9.7%		
Energy Equipment & Services 6.2%		
Baker Hughes	51,170	3,098
FMC Technologies (1)	14,100	656
Schlumberger	150,100	11,721
Smith International	140,600	8,245
		23,720
Oil, Gas & Consumable Fuels 3.5%		
Chevron	23,200	1,914

Insurance 0.2%		
Prudential Financial	11,800	850
		850
Total Financials		41,332
HEALTH CARE 21.2%		
Biotechnology 6.3%		
Amgen (1)	26,700	1,582
Celgene (1)	98,400	6,227
Genentech (1)	95,000	8,425
Gilead Sciences (1)	181,100	8,254
		24,488
Health Care Equipment & Supplies 7.1%		
Alcon	20,500	3,311
Baxter International	56,300	3,695
Becton, Dickinson and Company	24,100	1,934
Covidien	35,300	1,898
Intuitive Surgical (1)	5,100	1,229
Medtronic	121,940	6,109
St. Jude Medical (1)	109,000	4,741
Stryker	70,400	4,386
		27,303
Health Care Providers & Services 5.0%		
Aetna	113,700	4,106
Express Scripts (1)	42,700	3,152
Humana (1)	60,900	2,509
McKesson	60,000	3,229
Medco Health Solutions (1)	108,300	4,873
WellPoint (1)	32,700	1,529
		19,398

Life Sciences Tools & Services 0.2%		
Thermo Fisher Scientific (1)	12,600	693
		693
Pharmaceuticals 2.6%		
Allergan	69,000	3,554
Novartis, Regulation D Shares (CHF)	4,660	244
Roche Holding - Genusscheine (CHF)	14,257	2,222
Schering-Plough	26,600	491
Teva Pharmaceutical, ADR	14,100	646
Wyeth	78,100	2,885
		10,042
Total Health Care		81,924
INDUSTRIALS & BUSINESS SERVICES 7.6%		
Aerospace & Defense 1.9%		
General Dynamics	53,400	3,931
Lockheed Martin	25,900	2,841
Rockwell Collins	7,600	366
United Technologies	5,500	330
		7,468
Air Freight & Logistics 0.2%		
Expeditors International of Washington	22,500	784
		784
Construction & Engineering 0.0%		
Foster Wheeler (1)	400	15
		15
Industrial Conglomerates 0.9%		
GE	26,770	682
McDermott International (1)	15,300	391

Tyco International	67,900	2,378
		3,451
Machinery 3.9%		
Danaher	160,500	11,139
Deere	13,000	643
Illinois Tool Works	42,200	1,876
Joy Global	29,400	1,327
		14,985
Road & Rail 0.4%		
Union Pacific	18,100	1,288
		1,288
Trading Companies & Distributors 0.3%		
Fastenal	25,600	1,264
		1,264
Total Industrials & Business Services		29,255
INFORMATION TECHNOLOGY 28.3%		
Communications Equipment 4.0%		
Cisco Systems (1)	217,150	4,899
Juniper Networks (1)	250,800	5,284
Nokia, ADR	3,800	71
Qualcomm	127,300	5,470
		15,724
Computers & Peripherals 4.4%		
Apple (1)	84,600	9,616
Dell (1)	123,630	2,037
EMC (1)	89,800	1,074
Hewlett-Packard	91,100	4,213
		16,940

Electronic Equipment & Instruments 0.1%		
Sunpower (1)	1,100	72
Tyco Electronics	10,400	288
		360
Internet Software & Services 4.9%		
eBay (1)	95,000	2,126
Google, Class A (1)	31,900	12,777
Monster Worldwide (1)	45,200	674
Tencent Holdings (HKD)	121,800	877
VeriSign (1)	91,700	2,392
		18,846
IT Services 5.0%		
Accenture, Class A	105,100	3,994
Automatic Data Processing	131,800	5,634
Fiserv (1)	65,400	3,095
Mastercard, Class A	10,500	1,862
Visa , Class A	34,000	2,087
Western Union	110,500	2,726
		19,398
Semiconductor & Semiconductor Equipment 2.7%		
Altera	29,700	614
Broadcom, Class A (1)	38,000	708
Intel	140,600	2,634
Marvell Technology Group (1)	319,700	2,973
Xilinx	156,540	3,671
		10,600
Software 7.2%		
Adobe Systems (1)	51,900	2,049
Autodesk (1)	79,800	2,677
Electronic Arts (1)	89,700	3,318
Intuit (1)	41,000	1,296

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on September 30, 2008:

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2008, the cost of investments for federal income tax purposes was $420,289,000. Net unrealized loss aggregated $35,053,000 at period-end, of which $15,607,000 related to appreciated investments and $50,660,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 19, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	November 19, 2008